The Income Fund of America®
Investment portfolio
October 31, 2022
unaudited
Common stocks 66.11% Consumer staples 9.92%	Shares	Value (000)
Philip Morris International, Inc.	30,945,828	$2,842,375
Altria Group, Inc.	27,891,305	1,290,531
General Mills, Inc.	14,623,910	1,193,019
Procter & Gamble Company	6,024,489	811,318
Coca-Cola Company	13,214,010	790,859
British American Tobacco PLC	18,159,000	715,017
Kraft Heinz Company	17,615,607	677,672
PepsiCo, Inc.	3,712,012	674,027
Nestlé SA	4,237,617	461,447
Bunge, Ltd.	4,063,175	401,035
Archer Daniels Midland Company	3,962,000	384,235
Kellogg Co.	3,720,000	285,770
Kimberly-Clark Corp.	2,285,000	284,391
Walgreens Boots Alliance, Inc.	5,700,000	208,050
Conagra Brands, Inc.	4,527,100	166,145
Imperial Brands PLC	4,508,000	109,806
Scandinavian Tobacco Group A/S	2,878,531	48,254
Mondelez International, Inc.	784,000	48,200
Danone SA	725,000	36,068
Viva Wine Group AB1	4,081,633	16,450
		11,444,669
Financials 9.81%
CME Group, Inc., Class A	8,487,378	1,470,863
JPMorgan Chase & Co.	9,637,452	1,213,162
PNC Financial Services Group, Inc.	4,909,765	794,547
Zurich Insurance Group AG	1,767,129	754,076
Fifth Third Bancorp	13,635,000	486,633
DBS Group Holdings, Ltd.	18,610,900	449,628
Toronto-Dominion Bank (CAD denominated)	6,827,872	436,982
Synchrony Financial	11,302,951	401,933
Ares Management Corp., Class A	4,990,000	378,392
Morgan Stanley	4,496,093	369,444
Apollo Asset Management, Inc.	5,915,679	327,492
Citigroup, Inc.	6,200,000	284,332
B3 SA-Brasil, Bolsa, Balcao	96,956,000	282,300
Blackstone, Inc., nonvoting shares	2,929,100	266,958
Canadian Imperial Bank of Commerce (CAD denominated)	5,277,000	239,651
Power Corporation of Canada, subordinate voting shares[1]	9,625,253	239,015
Regions Financial Corp.	10,069,900	221,034
American International Group, Inc.	3,353,000	191,121
Manulife Financial Corp.	11,245,400	186,385
Tryg A/S	8,288,203	179,365
M&T Bank Corp.	1,028,600	173,185
Progressive Corp.	1,315,000	168,846
KeyCorp	7,620,000	136,169
The Income Fund of America — Page 1 of 53

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
BlackRock, Inc.	204,880	$132,334
DNB Bank ASA	7,313,748	129,445
Principal Financial Group, Inc.	1,434,100	126,387
Franklin Resources, Inc.	5,303,503	124,367
Citizens Financial Group, Inc.	2,610,000	106,749
Truist Financial Corp.	2,316,800	103,769
Postal Savings Bank of China Co., Ltd., Class H	212,013,000	98,314
ABN AMRO Bank NV	9,609,891	94,552
Carlyle Group, Inc.	2,617,000	74,009
T&D Holdings, Inc. (Japan)	7,488,600	73,881
National Bank of Canada	975,000	66,386
ING Groep NV	6,297,949	61,953
Ping An Insurance (Group) Company of China, Ltd., Class H	15,281,000	61,127
Tokio Marine Holdings, Inc.	3,327,000	60,210
Grupo Financiero Banorte, SAB de CV, Series O	6,705,000	54,502
Islandsbanki hf.	54,814,905	48,613
Qualitas Controladora, SAB de CV1	10,711,900	42,090
AXA SA	1,505,000	37,183
Janus Henderson Group PLC	1,623,200	36,960
Münchener Rückversicherungs-Gesellschaft AG	117,000	30,918
China Pacific Insurance (Group) Co., Ltd., Class H	18,545,200	29,910
TISCO Financial Group PCL, foreign registered shares	10,000,000	25,235
BB Seguridade Participações SA	3,300,000	18,968
Jonah Energy Parent, LLC[2]	275,936	13,720
ICICI Securities, Ltd.	1,587,232	9,901
Brookfield Asset Management, Inc., Class A	207,530	8,220
Sberbank of Russia PJSC[2,3,4]	25,683,200	—[5]
		11,321,216
Health care 9.30%
Pfizer, Inc.	59,015,564	2,747,175
Gilead Sciences, Inc.	28,765,012	2,256,903
AstraZeneca PLC	10,792,800	1,269,156
AbbVie, Inc.	5,908,468	865,000
Merck & Co., Inc.	8,394,232	849,496
CVS Health Corp.	8,763,349	829,889
Johnson & Johnson	3,838,573	667,797
Novartis AG	7,276,820	587,901
Medtronic PLC	3,572,509	312,023
Bristol-Myers Squibb Company	1,989,449	154,123
Danaher Corp.	246,538	62,046
Amgen, Inc.	215,310	58,209
Rotech Healthcare, Inc.[2,3,4,6]	543,172	58,119
Organon & Co.	264,123	6,915
		10,724,752
Energy 6.92%
ConocoPhillips	10,740,060	1,354,214
Exxon Mobil Corp.	8,953,284	992,113
Chevron Corp.	5,139,586	929,751
TC Energy Corp. (CAD denominated)	19,447,000	854,192
Canadian Natural Resources, Ltd. (CAD denominated)	11,041,771	662,255
TotalEnergies SE	11,699,360	637,060
Tourmaline Oil Corp.	10,557,500	594,850
Coterra Energy, Inc.	12,537,500	390,292
The Income Fund of America — Page 2 of 53

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Pioneer Natural Resources Company	1,089,700	$279,410
Aker BP ASA[1]	8,358,513	266,446
Enbridge, Inc.[1]	6,526,000	254,188
Valero Energy Corp.	1,304,500	163,780
Equinor ASA	4,220,000	154,391
Baker Hughes Co., Class A	5,310,000	146,875
Chesapeake Energy Corp.[1]	936,614	95,788
Var Energi ASA[1]	15,950,645	54,390
DT Midstream, Inc.	812,500	48,506
EOG Resources, Inc.	296,675	40,502
Diamond Offshore Drilling, Inc.[3]	2,333,912	22,989
Diamond Offshore Drilling, Inc.[3,7]	815,687	8,035
Ascent Resources - Utica, LLC, Class A2,3,4	110,214,618	26,452
California Resources Corp.	104,121	4,697
Mesquite Energy, Inc.[2,3]	25,913	155
McDermott International, Ltd.[3]	156,914	94
Bighorn Permian Resources, LLC[2,3]	17,183	—[5]
		7,981,425
Industrials 6.81%
Lockheed Martin Corp.	4,373,742	2,128,613
BAE Systems PLC	127,909,564	1,194,616
Raytheon Technologies Corp.	7,897,551	748,846
United Parcel Service, Inc., Class B	3,127,500	524,701
Norfolk Southern Corp.	1,972,453	449,857
Emerson Electric Co.	5,160,800	446,925
Hubbell, Inc.	1,303,000	309,436
Kone OYJ, Class B	7,462,740	305,696
Siemens AG	2,573,100	281,343
General Dynamics Corp.	1,000,000	249,800
Cummins, Inc.	1,000,000	244,510
Caterpillar, Inc.	997,810	215,986
ManpowerGroup, Inc.[6]	2,722,832	213,307
Watsco, Inc.	774,800	209,940
Deutsche Post AG	4,170,902	148,017
Illinois Tool Works, Inc.	399,000	85,199
Honeywell International, Inc.	146,500	29,889
Inwido AB	2,500,000	22,461
Regal Rexnord Corp.	134,000	16,956
Ventia Services Group Pty, Ltd.	7,954,000	14,093
Coor Service Management Holding AB	2,000,000	10,624
		7,850,815
Real estate 5.43%
VICI Properties, Inc. REIT	42,804,602	1,370,603
Crown Castle, Inc. REIT	8,442,881	1,125,098
Iron Mountain, Inc. REIT	11,965,000	599,088
Gaming and Leisure Properties, Inc. REIT	10,793,948	540,993
Extra Space Storage, Inc. REIT	2,760,000	489,734
Public Storage REIT	1,138,000	352,496
Digital Realty Trust, Inc. REIT	2,577,945	258,439
Regency Centers Corp. REIT	4,238,000	256,441
Federal Realty Investment Trust REIT	2,100,000	207,858
Lamar Advertising Co. REIT, Class A	2,003,322	184,766
Prologis, Inc. REIT	1,657,500	183,568
The Income Fund of America — Page 3 of 53

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
CubeSmart REIT	3,927,254	$164,434
W. P. Carey, Inc. REIT	1,820,000	138,866
American Tower Corp. REIT	646,000	133,845
Americold Realty Trust, Inc. REIT	3,362,200	81,533
Kimco Realty Corp. REIT	3,048,000	65,166
Boston Properties, Inc. REIT	891,865	64,839
Longfor Group Holdings, Ltd.	16,661,000	21,225
CTP NV	1,572,463	16,317
Selvaag Bolig ASA	1,912,218	6,190
		6,261,499
Information technology 4.52%
Broadcom, Inc.	3,665,377	1,723,167
Microsoft Corp.	5,873,899	1,363,508
Taiwan Semiconductor Manufacturing Company, Ltd.	61,145,300	740,062
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	94,972
Texas Instruments, Inc.	4,330,000	695,528
Cisco Systems, Inc.	3,500,000	159,005
Intel Corp.	5,100,000	144,993
QUALCOMM, Inc.	747,000	87,892
MediaTek, Inc.	3,617,000	66,228
Tokyo Electron, Ltd.	246,000	65,332
Vanguard International Semiconductor Corp.	22,093,500	45,528
GlobalWafers Co., Ltd.	1,600,000	17,801
NortonLifeLock, Inc.	502,750	11,327
		5,215,343
Utilities 4.47%
Brookfield Infrastructure Partners, LP6	28,944,732	1,049,349
DTE Energy Company	7,374,004	826,700
Duke Energy Corp.	6,543,965	609,767
National Grid PLC	51,865,404	564,101
AES Corp.	16,993,031	444,538
Dominion Energy, Inc.	6,223,473	435,456
The Southern Co.	5,472,114	358,314
Public Service Enterprise Group, Inc.	5,737,742	321,715
E.ON SE	19,789,000	165,761
Edison International	1,793,100	107,658
CMS Energy Corp.	1,715,700	97,881
Entergy Corp.	565,984	60,639
Enel SpA	11,950,000	53,367
Guangdong Investment, Ltd.	52,919,000	33,371
China Resources Gas Group, Ltd.	10,000,000	25,606
		5,154,223
Consumer discretionary 4.19%
Home Depot, Inc.	4,329,042	1,281,959
Darden Restaurants, Inc.	4,764,500	681,990
Starbucks Corp.	7,674,671	664,550
Restaurant Brands International, Inc.	10,723,908	636,786
Target Corp.	3,769,500	619,140
Industria de Diseño Textil, SA	13,225,000	299,817
Genuine Parts Co.	1,377,500	245,002
General Motors Company	3,497,200	137,265
Mercedes-Benz Group AG	1,400,000	81,076
The Income Fund of America — Page 4 of 53

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Domino’s Pizza Group PLC[6]	30,671,123	$79,563
Hasbro, Inc.	862,000	56,245
Puuilo OYJ[1,6]	5,509,640	27,769
NMG Parent, LLC[3]	67,256	11,938
Kindred Group PLC (SDR)	1,255,000	10,912
MYT Holding Co., Class B2,3	2,070,418	3,313
		4,837,325
Communication services 2.53%
Comcast Corp., Class A	15,927,358	505,534
BCE, Inc.	10,266,188	463,065
Verizon Communications, Inc.	12,309,633	460,011
Koninklijke KPN NV	137,211,139	383,881
Nippon Telegraph and Telephone Corp.	13,705,600	377,354
Publicis Groupe SA	5,792,267	324,792
AT&T, Inc.	13,000,000	236,990
Deutsche Telekom AG	4,014,400	76,028
Singapore Telecommunications, Ltd.	40,841,000	72,127
SoftBank Corp.	1,775,008	17,494
Cumulus Media, Inc., Class A3	217,532	1,603
Clear Channel Outdoor Holdings, Inc.[3]	152,827	219
		2,919,098
Materials 2.21%
Dow, Inc.	11,470,000	536,108
Rio Tinto PLC	7,528,620	391,717
UPM-Kymmene OYJ	7,456,033	249,863
Vale SA, ordinary nominative shares	17,911,900	232,780
BHP Group, Ltd. (CDI)	8,530,000	203,128
Barrick Gold Corp.	11,437,200	171,901
Packaging Corporation of America	1,331,630	160,075
BASF SE	2,794,000	125,454
Air Products and Chemicals, Inc.	456,106	114,209
Glencore PLC	17,238,600	98,747
Fortescue Metals Group, Ltd.	7,395,309	69,537
Newmont Corp.	1,250,000	52,900
Agnico Eagle Mines, Ltd. (CAD denominated)	1,025,000	45,090
Shin-Etsu Chemical Co., Ltd.	300,000	31,353
Akzo Nobel NV	500,000	30,853
Evonik Industries AG	985,009	18,159
Polymetal International PLC[3]	6,162,000	14,557
		2,546,431
Total common stocks (cost: $55,811,360,000)		76,256,796
Preferred securities 0.32% Financials 0.26%
Itaú Unibanco Holding SA, preferred nominative shares	19,940,207	117,352
Citigroup, Inc., 10.785% preferred shares[8]	2,245,277	61,633
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares[1]	2,145,767	54,159
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	29,532
The Income Fund of America — Page 5 of 53

unaudited
Preferred securities (continued) Financials (continued)	Shares	Value (000)
PNC Financial Services Group, Inc., Series P, (3-month USD-LIBOR + 4.067%) 6.85% noncumulative preferred depositary shares[8]	1,000,000	$25,450
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	12,647
		300,773
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,565,200	58,567
Consumer discretionary 0.01%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 6/6/2029[2,3]	1,427,896	1,563
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,3,7]	3,259	1,041
Total preferred securities (cost: $366,000,000)		361,944
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[3]	75,844	3,558
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,3]	28	—[5]
Total rights & warrants (cost: $460,000)		3,558
Convertible stocks 0.44% Health care 0.24%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 6/1/2023[1]	2,467,280	120,255
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[1]	82,100	107,424
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 6/1/2023	449,460	49,459
		277,138
Utilities 0.12%
AES Corp., convertible preferred units, 6.875% 2/15/2024[1]	1,043,000	102,746
DTE Energy Company, convertible preferred units, 6.25% 11/1/2022	680,000	34,932
		137,678
Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	1,061,031	64,426
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	224,000	23,941
Total convertible stocks (cost: $465,911,000)		503,183
The Income Fund of America — Page 6 of 53

unaudited
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)	Value (000)
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[2,7,9]	USD577	$577
Total convertible bonds & notes (cost: $577,000)		577
Bonds, notes & other debt instruments 23.83% Corporate bonds, notes & loans 15.53% Financials 2.96%
ACE INA Holdings, Inc. 2.875% 11/3/2022	765	765
ACE INA Holdings, Inc. 3.35% 5/3/2026	765	721
Advisor Group Holdings, LLC 6.25% 3/1/2028[7]	51,615	48,101
AerCap Holdings NV 4.50% 9/15/2023	10,000	9,823
AerCap Holdings NV 6.50% 7/15/2025	4,315	4,250
AerCap Ireland Capital DAC 2.45% 10/29/2026	23,694	20,028
AerCap Ireland Capital DAC 3.00% 10/29/2028	27,689	22,389
AerCap Ireland Capital DAC 3.30% 1/30/2032	12,254	9,212
AerCap Ireland Capital DAC 3.40% 10/29/2033	8,248	5,973
AerCap Ireland Capital DAC 3.85% 10/29/2041	6,777	4,515
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	9,000	8,528
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 10/29/2024	25,275	22,952
AG Merger Sub II, Inc. 10.75% 8/1/2027[7]	47,972	47,355
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	9,803	9,889
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,10]	17,500	17,372
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	20,465	18,471
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	45,776	41,834
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	22,155	18,697
Ally Financial, Inc. 8.00% 11/1/2031	11,764	11,887
American International Group, Inc. 2.50% 6/30/2025	16,668	15,494
American International Group, Inc. 4.375% 6/30/2050	3,450	2,698
AmWINS Group, Inc. 4.875% 6/30/2029[7]	28,145	24,124
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[7]	49,823	40,930
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/2029[8,11]	6,070	5,357
AssuredPartners, Inc. 7.00% 8/15/2025[7]	435	417
AssuredPartners, Inc. 8.00% 5/15/2027[7]	22,939	21,888
AssuredPartners, Inc. 5.625% 1/15/2029[7]	19,109	15,745
AXA Equitable Holdings, Inc. 5.00% 4/20/2048	1,500	1,206
Banco Santander, SA 5.147% 8/18/2025	5,600	5,386
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	8,245	6,139
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[10]	20,000	18,956
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	10,750	10,036
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,700	8,570
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[10]	7,500	6,514
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[10]	4,896	4,236
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[10]	41,000	38,158
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]	21,627	20,646
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	5,400	4,771
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[10]	26,229	21,247
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]	5,990	4,443
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[10]	1,087	821
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[10]	7,135	5,539
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[10]	26,000	23,077
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]	16,324	14,989
Bank of Nova Scotia 1.625% 5/1/2023	8,000	7,857
The Income Fund of America — Page 7 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Blackstone Private Credit Fund 7.05% 9/29/2025[7]	USD20,415	$20,249
BNP Paribas 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[7,10]	7,800	6,980
BNP Paribas 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[7,10]	12,125	10,214
BNP Paribas 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,10]	13,189	11,111
BNP Paribas 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,10]	6,375	4,914
BNP Paribas 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,10]	10,282	7,618
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[10]	13,075	12,390
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[10]	9,000	8,653
Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]	26,060	21,987
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[10]	11,575	11,402
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[10]	6,069	5,548
Citigroup, Inc. 4.60% 3/9/2026	1,300	1,247
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	7,300	6,818
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	17,750	17,527
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	5,855	5,166
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[10]	49,628	46,852
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[10]	700	628
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	2,400	1,960
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	14,800	11,589
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 12/31/2049)[10]	100	100
CME Group, Inc. 3.75% 6/15/2028	6,875	6,443
Coinbase Global, Inc. 3.375% 10/1/2028[7]	24,880	16,318
Coinbase Global, Inc. 3.625% 10/1/2031[7]	24,690	14,682
Compass Diversified Holdings 5.25% 4/15/2029[7]	67,055	57,837
Compass Diversified Holdings 5.00% 1/15/2032[7]	26,645	19,483
Corebridge Financial, Inc. 3.50% 4/4/2025[7]	9,248	8,721
Corebridge Financial, Inc. 3.65% 4/5/2027[7]	22,661	20,539
Corebridge Financial, Inc. 3.85% 4/5/2029[7]	15,393	13,463
Corebridge Financial, Inc. 3.90% 4/5/2032[7]	7,289	6,102
Corebridge Financial, Inc. 4.35% 4/5/2042[7]	1,622	1,220
Corebridge Financial, Inc. 4.40% 4/5/2052[7]	3,907	2,861
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,10]	10,675	9,461
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,10]	4,900	4,131
Credit Suisse Group AG 3.80% 6/9/2023	23,303	22,724
Credit Suisse Group AG 2.997% 12/14/2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,10]	4,750	4,608
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[7,10]	9,117	8,853
Credit Suisse Group AG 3.625% 9/9/2024	2,990	2,780
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,10]	4,687	4,164
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,10]	22,225	18,742
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,10]	19,134	15,205
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,10]	10,260	9,269
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,10]	2,975	2,382
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,10]	14,586	11,279
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,10]	16,351	11,233
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,10]	2,250	1,961
Danske Bank AS 3.875% 9/12/2023[7]	9,604	9,404
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,10]	25,000	23,840
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,10]	5,000	4,408
Deutsche Bank AG 3.30% 11/16/2022	460	460
Deutsche Bank AG 3.95% 2/27/2023	5,345	5,308
Deutsche Bank AG 0.898% 5/28/2024	7,500	6,886
The Income Fund of America — Page 8 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.70% 5/30/2024	USD10,378	$9,951
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[10]	21,775	20,635
Deutsche Bank AG 4.50% 4/1/2025	800	745
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[10]	77,325	71,412
Deutsche Bank AG 4.10% 1/13/2026	33,957	31,488
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	37,648	31,677
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	12,747	10,182
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	48,991	39,250
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	6,100	4,546
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 11/30/2026[2,8,11]	6,825	6,138
Digital Currency Group, Inc., Term Loan, 8.75% 11/30/2026[2,11]	9,100	7,568
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]	17,500	17,251
FS Energy and Power Fund 7.50% 8/15/2023[7]	42,570	42,749
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]	1,100	1,044
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[10]	10,650	9,119
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]	17,000	14,277
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	48,202	40,986
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	25,188	21,789
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[10]	33,910	30,593
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	8,000	7,192
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[10]	9,000	8,365
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	6,523	4,984
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	37,259	29,219
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	7,500	5,005
Groupe BPCE SA 5.70% 10/22/2023[7]	16,825	16,472
Groupe BPCE SA 5.15% 7/21/2024[7]	18,160	17,518
Groupe BPCE SA 1.625% 1/14/2025[7]	8,000	7,318
Groupe BPCE SA 1.00% 1/20/2026[7]	10,000	8,590
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,10]	6,925	5,950
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,10]	7,675	5,423
Hightower Holding, LLC 6.75% 4/15/2029[7]	19,215	15,672
HSBC Holdings PLC 4.25% 3/14/2024	9,000	8,700
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	14,000	12,322
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[10]	281	254
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	5,750	4,998
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	17,000	11,552
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	17,000	14,429
HUB International, Ltd. 7.00% 5/1/2026[7]	45,276	44,794
HUB International, Ltd. 5.625% 12/1/2029[7]	16,370	14,058
Intercontinental Exchange, Inc. 2.65% 9/15/2040	12,025	7,949
Intesa Sanpaolo SpA 3.375% 1/12/2023[7]	9,360	9,310
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]	149,555	141,237
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	1,730	1,616
Intesa Sanpaolo SpA 5.71% 1/15/2026[7]	43,165	40,240
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	9,300	7,906
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	2,820	2,384
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	45,895	37,954
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	5,400	5,348
JPMorgan Chase & Co. 3.875% 9/10/2024	150	146
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	250	233
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[10]	21,994	20,068
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	23,150	21,120
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	15,000	14,389
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	59,000	54,926
The Income Fund of America — Page 9 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	USD350	$315
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[10]	4,400	3,725
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	22,975	21,858
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[10]	20,593	16,661
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	4,100	3,238
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[10]	598	533
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]	9,160	8,342
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[10]	7,500	4,881
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 12/31/2049)[10]	25,901	25,917
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	8,320	6,991
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	22,719	19,135
Liberty Mutual Group, Inc. 4.25% 6/15/2023[7]	971	961
Liberty Mutual Group, Inc. 4.569% 2/1/2029[7]	3,429	3,081
Lloyds Banking Group PLC 4.05% 8/16/2023	6,000	5,930
Lloyds Banking Group PLC 4.582% 12/10/2025	7,000	6,421
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[10]	5,600	5,092
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[10]	12,427	10,952
Lloyds Banking Group PLC 4.375% 3/22/2028	3,950	3,517
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[10]	9,295	7,966
LPL Holdings, Inc. 4.625% 11/15/2027[7]	41,845	38,601
LPL Holdings, Inc. 4.00% 3/15/2029[7]	6,250	5,471
LPL Holdings, Inc. 4.375% 5/15/2031[7]	22,090	19,278
MGIC Investment Corp. 5.25% 8/15/2028	5,075	4,616
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[10]	17,000	14,368
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[10]	5,000	4,270
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[10]	8,000	7,358
Mizuho Financial Group, Inc. 0.849% 9/8/2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[10]	5,200	4,969
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[10]	13,000	11,003
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[10]	4,100	2,953
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[10]	8,925	8,367
Moody’s Corp. 4.25% 8/8/2032	2,235	2,015
Morgan Stanley 3.70% 10/23/2024	600	582
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	12,230	11,864
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	9,869	8,451
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[10]	30,463	25,849
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[10]	5,451	4,715
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[10]	26,000	24,092
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	10,000	7,261
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[10]	3,688	2,723
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[10]	30,404	23,720
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[10]	3,226	2,865
MSCI, Inc. 4.00% 11/15/2029[7]	19,500	16,965
The Income Fund of America — Page 10 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.625% 9/1/2030[7]	USD4,950	$4,145
MSCI, Inc. 3.875% 2/15/2031[7]	20,959	17,698
MSCI, Inc. 3.625% 11/1/2031[7]	11,825	9,759
MSCI, Inc. 3.25% 8/15/2033[7]	3,650	2,830
National Australia Bank, Ltd. 1.887% 1/12/2027[7]	20,000	17,476
National Financial Partners Corp. 6.875% 8/15/2028[7]	18,421	15,697
Navient Corp. 5.50% 1/25/2023	14,393	14,362
Navient Corp. 6.125% 3/25/2024	29,960	29,474
Navient Corp. 5.875% 10/25/2024	15,600	15,107
Navient Corp. 6.75% 6/15/2026	15,000	14,180
Navient Corp. 5.00% 3/15/2027	19,710	16,654
Navient Corp. 4.875% 3/15/2028	3,085	2,459
Navient Corp. 5.50% 3/15/2029	72,940	58,046
Navient Corp. 5.625% 8/1/2033	10,990	7,770
Northwestern Mutual Global Funding 1.75% 1/11/2027[7]	13,587	11,748
Onemain Finance Corp. 3.875% 9/15/2028	5,974	4,669
Owl Rock Capital Corp. 4.00% 3/30/2025	449	417
Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	11,403
Owl Rock Capital Corp. 3.40% 7/15/2026	6,475	5,522
Owl Rock Capital Corp. 2.625% 1/15/2027	20,600	16,509
Owl Rock Capital Corp. 2.875% 6/11/2028	1,765	1,333
Owl Rock Capital Corp. II 4.625% 11/26/2024[7]	9,285	8,755
Owl Rock Capital Corp. III 3.125% 4/13/2027	14,490	11,706
Owl Rock Core Income Corp. 4.70% 2/8/2027	17,775	15,647
Oxford Finance LLC 6.375% 2/1/2027[7]	22,660	20,772
PNC Financial Services Group, Inc. 2.854% 11/9/2022[10]	8,395	8,392
PNC Financial Services Group, Inc. 3.90% 4/29/2024	3,000	2,937
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 6.46% junior subordinated perpetual bonds[8]	80	80
Prudential Financial, Inc. 4.35% 2/25/2050	6,205	4,929
Prudential Financial, Inc. 3.70% 3/13/2051	755	536
Prudential Financial, Inc., junior subordinated, 5.625% 6/15/2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[10]	1,850	1,832
Quicken Loans, LLC 3.625% 3/1/2029[7]	6,645	5,167
Rabobank Nederland 4.375% 8/4/2025	9,000	8,513
Rocket Mortgage, LLC 2.875% 10/15/2026[7]	12,990	10,875
Royal Bank of Canada 1.15% 6/10/2025	12,367	11,114
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	23,070	19,754
Santander Holdings USA, Inc. 3.40% 1/18/2023	12,500	12,445
Santander Holdings USA, Inc. 3.50% 6/7/2024	11,250	10,793
Santander Holdings USA, Inc. 2.49% 1/6/2028[10]	10,650	8,823
Springleaf Finance Corp. 6.125% 3/15/2024	20,300	19,863
Starwood Property Trust, Inc. 5.50% 11/1/2023[7]	5,400	5,339
Starwood Property Trust, Inc. 4.375% 1/15/2027[7]	25,050	22,162
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[10]	6,265	5,554
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	3,125	2,704
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,10]	3,800	3,317
Synchrony Bank 5.40% 8/22/2025	9,000	8,706
Synchrony Bank 5.625% 8/23/2027	9,000	8,491
Synchrony Financial 4.375% 3/19/2024	5,095	4,983
Toronto-Dominion Bank 0.75% 9/11/2025	6,575	5,768
Toronto-Dominion Bank 1.25% 9/10/2026	8,247	7,029
Toronto-Dominion Bank 1.95% 1/12/2027	10,000	8,678
Toronto-Dominion Bank 2.45% 1/12/2032	7,500	5,698
The Income Fund of America — Page 11 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 3.70% 1/30/2024	USD10,000	$9,852
U.S. Bancorp 2.375% 7/22/2026	6,000	5,442
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[10]	9,000	8,561
UBS Group AG 4.125% 9/24/2025[7]	4,425	4,193
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,10]	4,000	3,348
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,10]	6,925	5,711
UniCredit SpA 4.625% 4/12/2027[7]	1,730	1,565
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,10]	23,729	19,675
Wells Fargo & Company 1.654% 6/2/2024 (USD-SOFR + 1.60% on 6/2/2023)[10]	6,500	6,351
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	16,860	15,711
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	12,000	11,028
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]	4,687	4,468
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	9,350	8,514
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	75,547	68,086
Wells Fargo & Company 3.584% 5/22/2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[10]	281	253
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	3,950	3,377
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	20,170	19,118
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]	3,245	2,666
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	13,850	11,048
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	4,150	3,527
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	7,000	6,394
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	11,150	7,910
Westpac Banking Corp. 2.963% 11/16/2040	5,075	3,074
		3,415,131
Consumer discretionary 2.17%
Allied Universal Holdco, LLC 6.625% 7/15/2026[7]	16,985	16,253
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	21,570	18,806
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	15,680	13,148
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	9,565	6,664
Amazon.com, Inc. 2.70% 6/3/2060	8,300	4,722
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	48,325	39,866
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,365	2,722
Atlas LuxCo 4 SARL 4.625% 6/1/2028[7]	10,665	8,745
Bath & Body Works, Inc. 6.625% 10/1/2030[7]	13,250	11,887
Bath & Body Works, Inc. 6.875% 11/1/2035	23,458	19,753
Bath & Body Works, Inc. 6.75% 7/1/2036	2,555	2,117
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	20,870
Boyd Gaming Corp. 4.75% 6/15/2031[7]	4,745	4,015
Boyne USA, Inc. 4.75% 5/15/2029[7]	22,750	19,957
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]	37,810	36,950
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	23,185	18,594
Caesars Resort Collection, LLC 5.75% 7/1/2025[7]	5,020	4,910
Carnival Corp. 4.00% 8/1/2028[7]	32,200	26,001
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[7]	26,335	23,807
Cedar Fair, LP 5.50% 5/1/2025[7]	29,490	29,306
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[7]	9,000	8,579
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[7]	5,525	5,082
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]	16,100	15,244
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	14,225	12,153
The Income Fund of America — Page 12 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	USD8,387	$7,585
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	7,500	6,087
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[7]	9,000	6,689
DaimlerChrysler North America Holding Corp. 1.75% 3/10/2023[7]	17,000	16,823
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[7]	9,360	9,192
DaimlerChrysler North America Holding Corp. 3.30% 5/19/2025[7]	2,000	1,893
Dana, Inc. 5.625% 6/15/2028	1,305	1,183
Fertitta Entertainment, Inc. 4.625% 1/15/2029[7]	33,420	29,128
Fertitta Entertainment, Inc. 6.75% 1/15/2030[7]	12,760	10,044
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 7/31/2029[7]	35,685	29,083
Ford Motor Co. 2.30% 2/10/2025	13,475	12,214
Ford Motor Co. 2.90% 2/10/2029	17,000	13,366
Ford Motor Co. 6.10% 8/19/2032	14,810	13,579
Ford Motor Credit Company, LLC 3.81% 1/9/2024	15,305	14,800
Ford Motor Credit Company, LLC 5.584% 3/18/2024	3,280	3,235
Ford Motor Credit Company, LLC 3.664% 9/8/2024	11,380	10,804
Ford Motor Credit Company, LLC 5.125% 6/16/2025	52,275	50,518
Ford Motor Credit Company, LLC 4.542% 8/1/2026	32,520	30,006
Ford Motor Credit Company, LLC 2.70% 8/10/2026	34,095	29,585
Ford Motor Credit Company, LLC 4.271% 1/9/2027	117,666	106,511
Ford Motor Credit Company, LLC 4.95% 5/28/2027	57,170	52,426
Ford Motor Credit Company, LLC 4.125% 8/17/2027	71,670	63,800
Ford Motor Credit Company, LLC 3.815% 11/2/2027	8,215	7,075
Ford Motor Credit Company, LLC 2.90% 2/16/2028	19,180	15,617
Ford Motor Credit Company, LLC 5.113% 5/3/2029	25,589	22,921
Ford Motor Credit Company, LLC 4.00% 11/13/2030	25,134	20,395
General Motors Company 4.35% 4/9/2025	2,150	2,062
General Motors Company 6.125% 10/1/2025	9,825	9,790
General Motors Company 6.80% 10/1/2027	1,438	1,458
General Motors Company 5.40% 10/15/2029	23,651	21,948
General Motors Company 5.60% 10/15/2032	28,000	25,445
General Motors Company 6.60% 4/1/2036	5,110	4,827
General Motors Company 6.75% 4/1/2046	12,230	11,326
General Motors Financial Co. 3.70% 5/9/2023	4,775	4,730
General Motors Financial Co. 3.80% 4/7/2025	5,015	4,743
General Motors Financial Co. 2.75% 6/20/2025	9,636	8,872
General Motors Financial Co. 1.25% 1/8/2026	2,379	2,031
General Motors Financial Co. 1.50% 6/10/2026	24,136	20,323
General Motors Financial Co. 4.00% 10/6/2026	1,867	1,717
General Motors Financial Co. 2.35% 2/26/2027	18,361	15,557
General Motors Financial Co. 2.70% 8/20/2027	15,668	13,215
General Motors Financial Co. 2.40% 4/10/2028	9,238	7,489
General Motors Financial Co. 2.40% 10/15/2028	15,493	12,223
General Motors Financial Co. 4.30% 4/6/2029	6,300	5,540
General Motors Financial Co. 2.35% 1/8/2031	17,998	13,195
General Motors Financial Co. 2.70% 6/10/2031	13,156	9,804
Grand Canyon University 3.25% 10/1/2023	1,250	1,234
Grand Canyon University 4.375% 10/1/2026	5,000	4,600
Hanesbrands, Inc. 4.625% 5/15/2024[7]	16,610	16,194
Hanesbrands, Inc. 4.875% 5/15/2026[7]	57,667	53,024
Hilton Grand Vacations Borrower 5.00% 6/1/2029[7]	17,560	15,103
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	30,661	27,559
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[7]	22,520	18,860
Home Depot, Inc. 1.50% 9/15/2028	25,000	20,646
The Income Fund of America — Page 13 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 3.90% 12/6/2028	USD1,150	$1,087
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,420
Home Depot, Inc. 1.875% 9/15/2031	7,500	5,788
Home Depot, Inc. 5.95% 4/1/2041	12,500	12,723
Home Depot, Inc. 4.50% 12/6/2048	601	510
Hyundai Capital America 2.85% 11/1/2022[7]	8,235	8,235
Hyundai Capital America 2.375% 2/10/2023[7]	21,815	21,628
Hyundai Capital America 5.75% 4/6/2023[7]	5,000	5,004
Hyundai Capital America 1.25% 9/18/2023[7]	7,561	7,265
Hyundai Capital America 0.875% 6/14/2024[7]	8,000	7,352
Hyundai Capital America 1.00% 9/17/2024[7]	10,550	9,555
Hyundai Capital America 2.65% 2/10/2025[7]	27,917	25,833
Hyundai Capital America 5.875% 4/7/2025[7]	3,300	3,268
Hyundai Capital America 1.80% 10/15/2025[7]	1,871	1,648
Hyundai Capital America 1.30% 1/8/2026[7]	9,000	7,658
Hyundai Capital America 1.50% 6/15/2026[7]	7,628	6,368
Hyundai Capital America 1.65% 9/17/2026[7]	10,575	8,790
Hyundai Capital America 3.00% 2/10/2027[7]	20,750	18,049
Hyundai Capital America 2.375% 10/15/2027[7]	2,371	1,932
Hyundai Capital America 1.80% 1/10/2028[7]	7,931	6,233
Hyundai Capital America 2.00% 6/15/2028[7]	5,009	3,901
Hyundai Capital America 2.10% 9/15/2028[7]	4,875	3,762
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	2,600	2,361
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	3,490	3,006
International Game Technology PLC 6.50% 2/15/2025[7]	12,729	12,753
International Game Technology PLC 5.25% 1/15/2029[7]	71,325	66,354
KB Home 7.25% 7/15/2030	10,295	9,523
KIA Corp. 2.375% 2/14/2025[7]	4,825	4,445
Kontoor Brands, Inc. 4.125% 11/15/2029[7]	5,180	4,160
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	13,147	11,124
Levi Strauss & Co. 3.50% 3/1/2031[7]	28,005	22,442
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	6,830	6,086
Lithia Motors, Inc. 3.875% 6/1/2029[7]	27,775	22,455
Lithia Motors, Inc. 4.375% 1/15/2031[7]	4,550	3,701
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[7]	5,095	4,287
Marriott International, Inc. 5.75% 5/1/2025	527	532
Marriott International, Inc. 3.125% 6/15/2026	660	603
Marriott International, Inc. 2.75% 10/15/2033	3,970	2,888
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	2,595	2,176
McDonald’s Corp. 4.60% 9/9/2032	5,090	4,837
Melco International Development, Ltd. 5.75% 7/21/2028[7]	11,330	6,571
Merlin Entertainment 5.75% 6/15/2026[7]	7,210	6,714
MGM Resorts International 6.00% 3/15/2023	5,355	5,359
MGM Resorts International 5.50% 4/15/2027	3,617	3,340
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]	13,870	11,760
Mohegan Gaming & Entertainment 8.00% 2/1/2026[7]	19,195	16,228
NCL Corp., Ltd. 5.875% 2/15/2027[7]	19,985	17,868
NCL Corp., Ltd. 7.75% 2/15/2029[7]	10,560	8,437
Neiman Marcus Group, LLC 7.125% 4/1/2026[7]	6,970	6,638
Newell Brands, Inc. 6.375% 9/15/2027	7,420	7,261
Newell Rubbermaid, Inc. 4.875% 6/1/2025	6,570	6,350
Newell Rubbermaid, Inc. 4.70% 4/1/2026	210	196
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[7]	7,850	7,012
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]	17,890	14,049
The Income Fund of America — Page 14 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]	USD11,160	$8,044
Nissan Motor Co., Ltd. 3.043% 9/15/2023[7]	400	386
Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]	800	710
Nissan Motor Co., Ltd. 2.00% 3/9/2026[7]	16,020	13,065
Nissan Motor Co., Ltd. 4.345% 9/17/2027[7]	4,070	3,433
Nissan Motor Co., Ltd. 2.75% 3/9/2028[7]	20,125	15,274
Nissan Motor Co., Ltd. 4.81% 9/17/2030[7]	27,800	22,232
Panther BF Aggregator 2, LP 6.25% 5/15/2026[7]	4,725	4,583
Panther BF Aggregator 2, LP 8.50% 5/15/2027[7]	16,520	16,218
Party City Holdings, Inc. 8.75% 2/15/2026[7]	84,864	53,869
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	5,984
Premier Entertainment Sub, LLC 5.625% 9/1/2029[7]	8,850	6,574
Premier Entertainment Sub, LLC 5.875% 9/1/2031[7]	8,850	6,292
QVC, Inc. 4.375% 9/1/2028	4,156	3,021
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[7]	20,218	14,543
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[7]	19,951	21,512
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]	22,785	18,170
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	26,035	20,304
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	11,457	11,437
Sally Holdings, LLC 5.625% 12/1/2025	14,080	13,305
Sands China, Ltd. 5.625% 8/8/2025	8,676	7,680
Sands China, Ltd. 4.30% 1/8/2026	8,325	6,831
Sands China, Ltd. 2.80% 3/8/2027[10]	1,727	1,282
Sands China, Ltd. 5.90% 8/8/2028	1,352	1,077
Scientific Games Corp. 8.625% 7/1/2025[7]	13,280	13,659
Scientific Games Corp. 7.00% 5/15/2028[7]	38,659	37,496
Scientific Games Corp. 7.25% 11/15/2029[7]	25,850	25,023
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	20,510	17,680
Six Flags Entertainment Corp. 4.875% 7/31/2024[7]	11,570	11,229
Six Flags Theme Parks, Inc. 7.00% 7/1/2025[7]	1,760	1,780
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	37,710	29,634
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	14,185	10,730
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	7,175	5,938
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	15,000	14,178
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	5,075	3,621
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	16,425	15,231
Tempur Sealy International, Inc. 4.00% 4/15/2029[7]	4,625	3,730
The Gap, Inc. 3.625% 10/1/2029[7]	2,507	1,764
The Gap, Inc. 3.875% 10/1/2031[7]	1,670	1,156
Toyota Motor Credit Corp. 0.45% 1/11/2024	25,283	23,968
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,003	9,614
Toyota Motor Credit Corp. 1.90% 1/13/2027	10,000	8,767
Travel + Leisure Co. 4.50% 12/1/2029[7]	18,020	14,731
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 7.254% 1/31/2028[8,11]	24,811	21,423
Vail Resorts, Inc. 6.25% 5/15/2025[7]	9,270	9,244
VICI Properties, LP 4.25% 12/1/2026[7]	3,660	3,338
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[7]	2,000	1,977
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[7]	7,365	7,278
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	4,870	4,624
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	6,326	5,959
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,575	2,493
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	6,021	5,262
Volkswagen Group of America Finance, LLC 3.20% 9/26/2026[7]	8,003	7,255
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[7]	9,175	7,363
The Income Fund of America — Page 15 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[7]	USD2,000	$1,832
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	51,235	47,854
Wheel Pros, Inc. 6.50% 5/15/2029[7]	20,451	9,656
Wyndham Destinations, Inc. 4.625% 3/1/2030[7]	5,750	4,650
Wyndham Worldwide Corp. 4.375% 8/15/2028[7]	33,465	29,517
Wynn Las Vegas, LLC 4.25% 5/30/2023[7]	15,648	15,432
Wynn Resorts Finance, LLC 7.75% 4/15/2025[7]	9,075	8,862
		2,500,524
Energy 1.96%
Altera Infrastructure, LP 8.50% 7/15/2023[2,7,12]	17,805	4,451
Antero Midstream Partners, LP 5.375% 6/15/2029[7]	14,760	13,496
Antero Resources Corp. 7.625% 2/1/2029[7]	5,135	5,245
Antero Resources Corp. 5.375% 3/1/2030[7]	3,905	3,619
Apache Corp. 4.25% 1/15/2030	4,870	4,344
Apache Corp. 6.00% 1/15/2037	3,565	3,213
Apache Corp. 4.75% 4/15/2043	2,565	1,927
Apache Corp. 5.35% 7/1/2049	28,900	22,342
Ascent Resources - Utica, LLC 9.00% 11/1/2027[7]	959	1,172
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[7,8,11]	6,827	7,197
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[7]	30,865	30,457
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	6,340	6,128
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	9,090	7,989
Baker Hughes Co. 4.486% 5/1/2030	1,650	1,517
BIP-V Chinook Holdco L.L.C. 5.50% 6/15/2031[7]	36,675	32,624
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]	10,281	10,176
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[7]	23,690	21,843
BP Capital Markets America, Inc. 2.772% 11/10/2050	3,032	1,832
California Resources Corp. 7.125% 2/1/2026[7]	26,405	25,953
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	2,879
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,760	2,543
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	449
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,408
Cenovus Energy, Inc. 4.25% 4/15/2027	24,616	23,118
Cenovus Energy, Inc. 5.25% 6/15/2037	3,170	2,759
Centennial Resource Production, LLC 6.875% 4/1/2027[7]	2,490	2,419
Cheniere Energy Partners, LP 4.50% 10/1/2029	51,656	45,692
Cheniere Energy Partners, LP 4.00% 3/1/2031	16,665	14,072
Cheniere Energy Partners, LP 3.25% 1/31/2032	6,474	5,046
Cheniere Energy, Inc. 4.625% 10/15/2028	51,845	47,934
Chesapeake Energy Corp. 4.875% 4/15/2022[12]	28,085	702
Chesapeake Energy Corp. 5.50% 2/1/2026[7]	19,835	19,256
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	28,785	27,236
Chesapeake Energy Corp. 6.75% 4/15/2029[7]	10,180	9,984
CNX Midstream Partners, LP 4.75% 4/15/2030[7]	8,065	6,645
CNX Resources Corp. 7.25% 3/14/2027[7]	26,180	26,023
CNX Resources Corp. 6.00% 1/15/2029[7]	34,027	31,811
CNX Resources Corp. 7.375% 1/15/2031[7]	22,699	22,559
Comstock Resources, Inc. 6.75% 3/1/2029[7]	17,870	17,149
Comstock Resources, Inc. 5.875% 1/15/2030[7]	15,235	13,787
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,7]	8,658	8,659
Continental Resources, Inc. 5.75% 1/15/2031[7]	11,330	10,289
Crestwood Midstream Partners LP 8.00% 4/1/2029[7]	41,410	41,469
Devon Energy Corp. 4.50% 1/15/2030	11,418	10,427
The Income Fund of America — Page 16 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 4/22/2027[7,8,9]	USD2,085	$1,929
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 4/22/2027[9]	1,889	1,747
DT Midstream, Inc. 4.125% 6/15/2029[7]	8,935	7,747
DT Midstream, Inc. 4.375% 6/15/2031[7]	8,915	7,533
El Paso Pipeline Partners Operating Co., LLC 4.70% 11/1/2042	33,265	25,637
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,157
Enbridge Energy Partners, LP 7.375% 10/15/2045	9,108	9,699
Enbridge, Inc. 4.00% 10/1/2023	2,630	2,594
Enbridge, Inc. 2.50% 1/15/2025	1,600	1,500
Energy Transfer Operating, LP 2.90% 5/15/2025	3,150	2,926
Energy Transfer Operating, LP 5.00% 5/15/2050	7,353	5,596
Energy Transfer Partners, LP 4.50% 4/15/2024	1,585	1,557
Energy Transfer Partners, LP 4.75% 1/15/2026	8,000	7,672
Energy Transfer Partners, LP 4.20% 4/15/2027	2,450	2,255
Energy Transfer Partners, LP 4.95% 6/15/2028	3,200	2,984
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	248
EQM Midstream Partners, LP 4.125% 12/1/2026	3,036	2,687
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	38,110	37,250
EQM Midstream Partners, LP 5.50% 7/15/2028	19,665	17,610
EQM Midstream Partners, LP 4.50% 1/15/2029[7]	22,045	18,792
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	11,535	11,233
EQM Midstream Partners, LP 4.75% 1/15/2031[7]	18,310	15,346
EQT Corp. 6.375% 2/1/2025[10]	16,935	16,995
EQT Corp. 5.00% 1/15/2029	6,485	6,033
EQT Corp. 7.25% 2/1/2030[10]	7,100	7,287
EQT Corp. 3.625% 5/15/2031[7]	2,115	1,762
Equinor ASA 3.00% 4/6/2027	7,000	6,414
Equinor ASA 3.625% 9/10/2028	5,265	4,884
Equinor ASA 3.25% 11/18/2049	7,583	5,251
Exxon Mobil Corp. 2.44% 8/16/2029	4,315	3,700
Exxon Mobil Corp. 2.61% 10/15/2030	1,700	1,439
Exxon Mobil Corp. 3.452% 4/15/2051	5,000	3,582
Genesis Energy, LP 5.625% 6/15/2024	3,595	3,518
Genesis Energy, LP 6.50% 10/1/2025	27,824	26,719
Genesis Energy, LP 6.25% 5/15/2026	4,500	4,217
Genesis Energy, LP 8.00% 1/15/2027	52,582	51,019
Genesis Energy, LP 7.75% 2/1/2028	17,135	16,384
Harvest Midstream I, LP 7.50% 9/1/2028[7]	17,985	17,288
Hess Midstream Operations, LP 4.25% 2/15/2030[7]	5,020	4,307
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	6,070	5,485
Hess Midstream Partners, LP 5.125% 6/15/2028[7]	14,435	13,303
Hilcorp Energy I, LP 6.25% 11/1/2028[7]	4,000	3,771
Hilcorp Energy I, LP 5.75% 2/1/2029[7]	2,960	2,715
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	8,150	7,391
Hilcorp Energy I, LP 6.00% 2/1/2031[7]	19,400	17,677
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[7]	4,295	4,154
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	16,192
Kinder Morgan, Inc. 5.45% 8/1/2052	2,683	2,275
MPLX, LP 1.75% 3/1/2026	2,805	2,447
MPLX, LP 2.65% 8/15/2030	8,351	6,584
MPLX, LP 4.70% 4/15/2048	5,147	3,849
Nabors Industries, Inc. 7.375% 5/15/2027[7]	6,535	6,437
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	23,360	22,966
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	47,845	46,506
The Income Fund of America — Page 17 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Operating, LLC 7.50% 2/1/2026[7]	USD151,244	$137,078
NGL Energy Partners, LP 7.50% 11/1/2023	8,821	8,613
NGL Energy Partners, LP 6.125% 3/1/2025	26,098	20,397
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	33,485	32,551
NuStar Logistics, LP 6.00% 6/1/2026	9,165	8,902
NuStar Logistics, LP 5.625% 4/28/2027	2,270	2,110
Oasis Petroleum, Inc. 6.375% 6/1/2026[7]	16,763	16,400
Occidental Petroleum Corp. 2.90% 8/15/2024	13,065	12,600
Occidental Petroleum Corp. 8.00% 7/15/2025	22,190	23,452
Occidental Petroleum Corp. 5.875% 9/1/2025	26,705	26,938
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	14,154
Occidental Petroleum Corp. 6.375% 9/1/2028	10,370	10,549
Occidental Petroleum Corp. 8.875% 7/15/2030	43,590	49,529
Occidental Petroleum Corp. 6.625% 9/1/2030	11,445	11,924
Occidental Petroleum Corp. 6.125% 1/1/2031	8,850	8,884
Occidental Petroleum Corp. 6.45% 9/15/2036	1,095	1,088
Occidental Petroleum Corp. 6.60% 3/15/2046	2,000	1,973
ONEOK, Inc. 2.20% 9/15/2025	50	45
ONEOK, Inc. 5.85% 1/15/2026	8,281	8,241
ONEOK, Inc. 3.10% 3/15/2030	134	108
ONEOK, Inc. 6.35% 1/15/2031	1,883	1,860
ONEOK, Inc. 5.20% 7/15/2048	636	496
ONEOK, Inc. 4.50% 3/15/2050	285	198
ONEOK, Inc. 7.15% 1/15/2051	2,102	1,976
Parkland Corp. 4.625% 5/1/2030[7]	5,545	4,626
Petróleos Mexicanos 3.50% 1/30/2023	25,215	25,035
Petróleos Mexicanos 4.625% 9/21/2023	4,243	4,153
Petróleos Mexicanos 6.875% 10/16/2025	18,955	18,243
Petróleos Mexicanos 6.875% 8/4/2026	71,850	66,597
Petróleos Mexicanos 6.49% 1/23/2027	5,378	4,695
Petróleos Mexicanos 6.50% 3/13/2027	72,935	64,094
Petróleos Mexicanos 6.50% 1/23/2029	865	696
Petróleos Mexicanos 8.75% 6/2/2029	24,503	21,864
Petróleos Mexicanos 5.95% 1/28/2031	6,039	4,363
Petróleos Mexicanos 6.70% 2/16/2032	50,565	38,324
Petróleos Mexicanos 6.75% 9/21/2047	5,324	3,216
Pioneer Natural Resources Company 2.15% 1/15/2031	5,684	4,403
Plains All American Pipeline, LP 3.80% 9/15/2030	450	376
Range Resources Corp. 4.875% 5/15/2025	2,375	2,296
Range Resources Corp. 8.25% 1/15/2029	25,655	26,695
Range Resources Corp. 4.75% 2/15/2030[7]	22,135	19,600
Rattler Midstream Partners, LP 5.625% 7/15/2025[7]	3,235	3,326
Rockcliff Energy II, LLC 5.50% 10/15/2029[7]	10,340	9,235
Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]	11,768	10,340
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	6,600	6,595
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	4,245	4,230
Sabine Pass Liquefaction, LLC 5.875% 6/30/2026	398	396
Sanchez Energy Corp. 7.25% 2/15/2023[7,12]	5,374	54
SM Energy Co. 6.50% 7/15/2028	2,975	2,890
Southwestern Energy Co. 5.95% 1/23/2025[10]	13,213	12,999
Southwestern Energy Co. 7.75% 10/1/2027	7,950	8,188
Southwestern Energy Co. 8.375% 9/15/2028	7,755	8,033
Southwestern Energy Co. 5.375% 2/1/2029	10,880	10,162
Southwestern Energy Co. 5.375% 3/15/2030	39,660	36,739
The Income Fund of America — Page 18 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.75% 2/1/2032	USD10,135	$8,764
Statoil ASA 3.25% 11/10/2024	850	822
Statoil ASA 4.25% 11/23/2041	3,000	2,502
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[7]	6,125	5,163
Sunoco Logistics Operating Partners, LP 4.00% 10/1/2027	1,900	1,720
Sunoco, LP 6.00% 4/15/2027	12,160	11,941
Sunoco, LP 5.875% 3/15/2028	12,700	12,111
Sunoco, LP 4.50% 5/15/2029	10,505	9,048
Sunoco, LP 4.50% 4/30/2030	6,950	5,928
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[7]	3,825	3,252
Tallgrass Energy Partners, LP 7.50% 10/1/2025[7]	2,400	2,429
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,715
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,372
Targa Resources Partners, LP 5.50% 3/1/2030	22,550	20,855
Total Capital International 3.127% 5/29/2050	8,100	5,358
Total SE 2.986% 6/29/2041	7,401	5,222
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	5,254	4,708
Transocean Guardian, Ltd. 5.875% 1/15/2024[7]	4,939	4,808
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	7,206	6,910
Valero Energy Corp. 4.00% 4/1/2029	6,000	5,470
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	36,865	31,520
Weatherford International, Ltd. 11.00% 12/1/2024[7]	6,952	7,168
Weatherford International, Ltd. 6.50% 9/15/2028[7]	22,665	21,682
Weatherford International, Ltd. 8.625% 4/30/2030[7]	61,235	57,840
Western Gas Partners, LP 4.50% 3/1/2028	29,990	27,557
Western Gas Partners, LP 5.45% 4/1/2044	1,210	985
Western Midstream Operating, LP 3.35% 2/1/2025[10]	9,602	9,147
Western Midstream Operating, LP 4.75% 8/15/2028	3,540	3,272
Western Midstream Operating, LP 4.30% 2/1/2030[10]	13,900	12,253
Williams Companies, Inc. 3.50% 11/15/2030	2,081	1,755
		2,257,896
Health care 1.78%
AbbVie, Inc. 2.95% 11/21/2026	2,890	2,642
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,033
AbbVie, Inc. 4.30% 5/14/2036	1,003	869
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,010
AdaptHealth, LLC 5.125% 3/1/2030[7]	15,450	13,437
AmerisourceBergen Corp. 0.737% 3/15/2023	4,382	4,313
Amgen, Inc. 3.00% 2/22/2029	425	371
Amgen, Inc. 4.05% 8/18/2029	11,250	10,394
Amgen, Inc. 4.20% 3/1/2033	10,675	9,626
Amgen, Inc. 4.875% 3/1/2053	3,300	2,813
Amgen, Inc. 4.40% 2/22/2062	3,999	3,036
Anthem, Inc. 2.375% 1/15/2025	2,046	1,924
AstraZeneca Finance, LLC 1.20% 5/28/2026	10,098	8,808
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,692
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,650	2,136
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,286
Avantor Funding, Inc. 4.625% 7/15/2028[7]	27,540	24,940
Avantor Funding, Inc. 3.875% 11/1/2029[7]	25,835	21,868
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	8,225	4,773
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	5,175	2,254
Bausch Health Companies, Inc. 9.00% 12/15/2025[7]	16,475	10,631
The Income Fund of America — Page 19 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 7.00% 1/15/2028[7]	USD7,120	$2,859
Bausch Health Companies, Inc. 5.00% 1/30/2028[7]	30,469	11,859
Bausch Health Companies, Inc. 4.875% 6/1/2028[7]	60,725	37,323
Bausch Health Companies, Inc. 5.00% 2/15/2029[7]	12,675	4,966
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	14,038	5,543
Baxter International, Inc. 1.322% 11/29/2024	21,489	19,787
Baxter International, Inc. 1.915% 2/1/2027	21,489	18,486
Baxter International, Inc. 2.272% 12/1/2028	11,534	9,490
Bayer US Finance II, LLC 3.875% 12/15/2023[7]	3,850	3,776
Bayer US Finance II, LLC 4.25% 12/15/2025[7]	20,143	19,273
Bayer US Finance II, LLC 4.40% 7/15/2044[7]	13,090	9,681
Boston Scientific Corp. 1.90% 6/1/2025	9,109	8,411
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]	6,407	6,035
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]	17,495	14,342
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]	4,915	3,980
Centene Corp. 4.25% 12/15/2027	50,425	46,594
Centene Corp. 2.45% 7/15/2028	47,440	39,091
Centene Corp. 4.625% 12/15/2029	77,025	69,834
Centene Corp. 3.375% 2/15/2030	44,100	36,702
Centene Corp. 3.00% 10/15/2030	23,835	19,226
Centene Corp. 2.50% 3/1/2031	12,110	9,314
Centene Corp. 2.625% 8/1/2031	2,630	2,016
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	27,840	25,364
Charles River Laboratories International, Inc. 3.75% 3/15/2029[7]	2,500	2,166
Cigna Corp. 4.80% 8/15/2038	1,609	1,420
Community Health Systems, Inc. 5.625% 3/15/2027[7]	21,210	16,945
Community Health Systems, Inc. 6.00% 1/15/2029[7]	8,870	6,607
Community Health Systems, Inc. 5.25% 5/15/2030[7]	29,625	20,573
CVS Health Corp. 4.30% 3/25/2028	14,910	14,004
DaVita, Inc. 4.625% 6/1/2030[7]	16,615	12,981
Eli Lilly and Company 3.375% 3/15/2029	1,353	1,252
Encompass Health Corp. 4.50% 2/1/2028	13,743	12,333
Encompass Health Corp. 4.75% 2/1/2030	4,560	3,897
GlaxoSmithKline PLC 3.625% 5/15/2025	4,625	4,485
Grifols Escrow Issuer SA 4.75% 10/15/2028[7]	14,480	11,332
HCA, Inc. 5.875% 2/15/2026	13,870	13,746
HCA, Inc. 5.375% 9/1/2026	9,680	9,423
HCA, Inc. 3.125% 3/15/2027[7]	8,130	7,195
HCA, Inc. 5.625% 9/1/2028	20,915	20,112
HCA, Inc. 3.375% 3/15/2029[7]	9,299	7,897
HCA, Inc. 3.50% 9/1/2030	20,534	17,039
HCA, Inc. 2.375% 7/15/2031	305	228
HCA, Inc. 3.625% 3/15/2032[7]	13,000	10,557
HCA, Inc. 4.375% 3/15/2042[7]	5,000	3,766
HCA, Inc. 4.625% 3/15/2052[7]	4,747	3,507
HealthEquity, Inc. 4.50% 10/1/2029[7]	20,305	17,767
Iqvia, Inc. 5.00% 5/15/2027[7]	11,510	10,983
Jazz Securities DAC 4.375% 1/15/2029[7]	14,125	12,572
Mallinckrodt PLC 10.00% 4/15/2025[7]	12,820	11,528
Merck & Co., Inc. 1.90% 12/10/2028	4,850	4,068
Merck & Co., Inc. 2.75% 12/10/2051	5,514	3,512
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	25,980	23,341
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	12,815	10,920
Molina Healthcare, Inc. 3.875% 5/15/2032[7]	32,460	27,157
The Income Fund of America — Page 20 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[7]	USD19,695	$15,372
Novant Health, Inc. 3.168% 11/1/2051	6,000	3,836
Novartis Capital Corp. 2.00% 2/14/2027	3,090	2,763
Option Care Health, Inc. 4.375% 10/31/2029[7]	16,705	14,449
Organon Finance 1, LLC 4.125% 4/30/2028[7]	28,670	25,308
Owens & Minor, Inc. 4.375% 12/15/2024	32,762	31,320
Owens & Minor, Inc. 4.50% 3/31/2029[7]	39,895	30,956
Par Pharmaceutical, Inc. 7.50% 4/1/2027[7]	59,082	45,304
Pfizer, Inc. 3.45% 3/15/2029	6,875	6,297
Radiology Partners, Inc. 9.25% 2/1/2028[7]	35,255	18,736
Rede D’Or Finance SARL 4.95% 1/17/2028	1,820	1,616
Rede D’Or Finance SARL 4.50% 1/22/2030	8,840	7,313
RP Escrow Issuer, LLC 5.25% 12/15/2025[7]	13,660	10,248
Select Medical Holdings Corp. 6.25% 8/15/2026[7]	18,853	18,001
Shire PLC 2.875% 9/23/2023	1,759	1,720
Summa Health 3.511% 11/15/2051	2,650	1,638
Surgery Center Holdings 10.00% 4/15/2027[7]	16,380	15,921
Syneos Health, Inc. 3.625% 1/15/2029[7]	12,340	10,247
Tenet Healthcare Corp. 4.625% 7/15/2024	5,642	5,509
Tenet Healthcare Corp. 4.875% 1/1/2026[7]	106,640	100,978
Tenet Healthcare Corp. 5.125% 11/1/2027[7]	13,695	12,648
Tenet Healthcare Corp. 4.25% 6/1/2029[7]	35,940	30,334
Tenet Healthcare Corp. 4.375% 1/15/2030[7]	10,985	9,236
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	76,069	75,337
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	26,880	26,673
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	100,615	85,195
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	98,070	86,669
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	214,795	202,965
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	104,860	90,238
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	126,935	77,130
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,001
UnitedHealth Group, Inc. 1.15% 5/15/2026	5,633	4,962
UnitedHealth Group, Inc. 5.30% 2/15/2030	10,000	10,005
UnitedHealth Group, Inc. 2.00% 5/15/2030	2,102	1,687
UnitedHealth Group, Inc. 2.30% 5/15/2031	2,832	2,272
UnitedHealth Group, Inc. 4.20% 5/15/2032	8,585	7,911
UnitedHealth Group, Inc. 3.05% 5/15/2041	8,325	5,913
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,379	3,659
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,002	2,630
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[7]	67,990	54,456
		2,047,574
Communication services 1.49%
Alphabet, Inc. 2.25% 8/15/2060	3,900	2,136
Altice France Holding SA 10.50% 5/15/2027[7]	11,630	9,088
Altice France SA 5.125% 7/15/2029[7]	71,512	53,992
AT&T, Inc. 1.65% 2/1/2028	7,175	5,926
AT&T, Inc. 3.50% 9/15/2053	11,419	7,342
British Telecommunications PLC 9.625% 12/15/2030[10]	4,011	4,581
CCO Holdings, LLC 5.00% 2/1/2028[7]	13,250	12,014
CCO Holdings, LLC 4.75% 3/1/2030[7]	28,837	24,286
CCO Holdings, LLC 4.50% 8/15/2030[7]	41,075	33,405
CCO Holdings, LLC 4.25% 2/1/2031[7]	41,550	32,893
CCO Holdings, LLC 4.75% 2/1/2032[7]	22,075	17,713
The Income Fund of America — Page 21 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.50% 5/1/2032	USD19,415	$15,371
CCO Holdings, LLC 4.50% 6/1/2033[7]	37,190	28,274
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 5/1/2027[7]	13,485	12,517
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 6/1/2052	5,000	3,105
Centerfield Media Parent, Inc. 6.625% 8/1/2026[7]	11,255	8,132
CenturyLink, Inc. 4.00% 2/15/2027[7]	45,226	38,519
CenturyLink, Inc. 7.65% 3/15/2042	270	179
Charter Communications Operating, LLC 3.70% 4/1/2051	15,000	9,018
Cogent Communications Group, Inc. 3.50% 5/1/2026[7]	10,700	9,673
Comcast Corp. 2.887% 11/1/2051	11,570	6,968
Connect Finco SARL 6.75% 10/1/2026[7]	16,600	15,631
CSC Holdings, LLC 3.375% 2/15/2031[7]	18,725	13,613
Diamond Sports Group, LLC 6.625% 8/15/2027[7]	27,190	1,427
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 8.754% 8/2/2027[8,11]	13,122	12,509
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 8/15/2027[7]	46,420	41,892
Embarq Corp. 7.995% 6/1/2036	15,460	6,258
Fox Corp. 4.03% 1/25/2024	1,120	1,101
Frontier Communications Corp. 5.875% 10/15/2027[7]	34,240	31,544
Frontier Communications Corp. 5.00% 5/1/2028[7]	49,395	43,313
Frontier Communications Corp. 6.75% 5/1/2029[7]	49,388	40,787
Frontier Communications Holdings, LLC 5.875% 11/1/2029	12,195	9,535
Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	9,875	7,745
Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]	17,175	17,568
Gray Escrow II, Inc. 5.375% 11/15/2031[7]	7,865	6,323
Gray Television, Inc. 7.00% 5/15/2027[7]	17,880	17,060
iHeartCommunications, Inc. 5.25% 8/15/2027[7]	21,050	19,214
Intelsat Jackson Holding Co. 6.50% 3/15/2030[7]	18,565	17,085
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 8.174% 12/4/2026[8,11]	6,316	5,811
Lamar Media Corp. 3.75% 2/15/2028	5,094	4,483
Lamar Media Corp. 4.875% 1/15/2029	21,525	19,505
Lamar Media Corp. 3.625% 1/15/2031	8,515	6,954
Liberty Global PLC 5.50% 1/15/2028[7]	7,975	7,010
Ligado Networks, LLC 15.50% PIK 11/1/2023[7,9]	25,778	10,794
Live Nation Entertainment, Inc. 3.75% 1/15/2028[7]	5,950	5,193
Meta Platforms, Inc. 3.85% 8/15/2032[7]	9,295	7,919
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	16,750	14,489
Netflix, Inc. 3.625% 6/15/2025[7]	290	276
Netflix, Inc. 4.875% 4/15/2028	25,904	24,623
Netflix, Inc. 5.875% 11/15/2028	39,267	39,071
Netflix, Inc. 6.375% 5/15/2029	14,436	14,741
Netflix, Inc. 5.375% 11/15/2029[7]	29,589	28,177
Netflix, Inc. 4.875% 6/15/2030[7]	25,227	23,393
News Corp. 3.875% 5/15/2029[7]	17,450	15,044
News Corp. 5.125% 2/15/2032[7]	22,780	20,368
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[7]	42,275	37,199
Nexstar Escrow Corp. 5.625% 7/15/2027[7]	16,305	15,430
SBA Tower Trust 1.631% 11/15/2026[7]	23,592	19,723
Scripps Escrow II, Inc. 3.875% 1/15/2029[7]	7,300	6,039
Sinclair Television Group, Inc. 4.125% 12/1/2030[7]	11,150	8,614
Sirius XM Radio, Inc. 5.00% 8/1/2027[7]	4,791	4,417
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	57,450	49,481
Sirius XM Radio, Inc. 4.125% 7/1/2030[7]	19,300	15,828
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	34,805	27,911
Sprint Corp. 7.125% 6/15/2024	10,000	10,123
The Income Fund of America — Page 22 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.625% 2/15/2025	USD36,000	$37,039
Sprint Corp. 7.625% 3/1/2026	29,760	31,111
Sprint Corp. 6.875% 11/15/2028	50,192	51,873
Sprint Corp. 8.75% 3/15/2032	20,210	23,748
Summer (BC) BidCo B, LLC 5.50% 10/31/2026[7]	7,955	6,343
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	7,634	7,414
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	4,502	3,879
T-Mobile US, Inc. 2.25% 2/15/2026	8,000	7,195
T-Mobile US, Inc. 2.625% 4/15/2026	6,250	5,649
T-Mobile US, Inc. 2.05% 2/15/2028	11,475	9,533
T-Mobile US, Inc. 2.625% 2/15/2029	5,585	4,626
T-Mobile US, Inc. 2.40% 3/15/2029	2,929	2,396
T-Mobile US, Inc. 2.55% 2/15/2031	1,790	1,417
T-Mobile US, Inc. 2.875% 2/15/2031	26,123	21,061
T-Mobile US, Inc. 2.70% 3/15/2032	6,775	5,305
T-Mobile US, Inc. 3.40% 10/15/2052	4,589	2,975
Univision Communications, Inc. 6.625% 6/1/2027[7]	39,575	39,161
Univision Communications, Inc. 4.50% 5/1/2029[7]	73,515	62,061
Univision Communications, Inc. 7.375% 6/30/2030[7]	9,250	8,961
UPC Broadband Finco BV 4.875% 7/15/2031[7]	48,900	41,184
Verizon Communications, Inc. 4.329% 9/21/2028	14,870	13,955
Verizon Communications, Inc. 2.55% 3/21/2031	6,100	4,824
Verizon Communications, Inc. 3.40% 3/22/2041	10,000	7,123
Verizon Communications, Inc. 2.875% 11/20/2050	5,625	3,328
Virgin Media O2 4.25% 1/31/2031[7]	25,888	20,635
Virgin Media Secured Finance PLC 4.50% 8/15/2030[7]	26,070	21,605
VMED O2 UK Financing I PLC 4.75% 7/15/2031[7]	1,068	865
Vodafone Group PLC 4.25% 9/17/2050	7,275	5,139
VZ Secured Financing BV 5.00% 1/15/2032[7]	21,790	17,404
Warner Music Group 3.875% 7/15/2030[7]	24,040	20,579
Warner Music Group 3.00% 2/15/2031[7]	6,260	4,898
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[7]	20,413	19,696
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[7]	17,133	16,164
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[7]	20,795	18,511
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[7]	5,500	4,678
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[7]	21,453	17,352
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[7]	18,473	13,546
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[7]	14,538	10,171
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[7]	5,911	4,134
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	21,600	17,147
Ziggo Bond Finance BV 4.875% 1/15/2030[7]	17,345	14,602
ZipRecruiter, Inc. 5.00% 1/15/2030[7]	17,000	13,935
		1,723,575
Industrials 1.41%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]	7,905	7,541
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 1/30/2026	3,978	3,390
Air Lease Corp. 2.875% 1/15/2026	24,541	21,833
Air Lease Corp. 2.20% 1/15/2027	8,500	7,117
Air Lease Corp. 2.10% 9/1/2028	5,900	4,553
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[7]	25,185	20,154
American Airlines, Inc., Series 2013-2, Class A, 4.95% 7/15/2024	1,506	1,491
Ashtead Capital, Inc. 5.50% 8/11/2032[7]	23,490	21,265
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 9.729% 3/8/2029[8,11]	29,925	24,888
The Income Fund of America — Page 23 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Atkore, Inc. 4.25% 6/1/2031[7]	USD12,215	$9,913
ATS Automation Tooling Systems, Inc. 4.125% 12/15/2028[7]	3,975	3,404
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	12,675	11,616
Avis Budget Group, Inc. 5.375% 3/1/2029[7]	18,760	16,297
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]	22,645	21,210
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[7]	17,179	14,096
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[7]	8,919	7,803
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[7]	17,000	13,905
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[7]	4,438	3,391
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[7]	10,000	7,652
Boeing Company 1.95% 2/1/2024	523	499
Boeing Company 4.875% 5/1/2025	55,978	54,655
Boeing Company 2.75% 2/1/2026	16,896	15,250
Boeing Company 2.196% 2/4/2026	29,049	25,692
Boeing Company 3.10% 5/1/2026	1,454	1,314
Boeing Company 5.04% 5/1/2027	22,445	21,651
Boeing Company 3.25% 2/1/2028	20,952	18,172
Boeing Company 3.25% 3/1/2028	1,025	879
Boeing Company 5.15% 5/1/2030	67,436	62,375
Boeing Company 3.625% 2/1/2031	4,650	3,867
Boeing Company 3.60% 5/1/2034	9,000	6,727
Boeing Company 3.25% 2/1/2035	475	336
Boeing Company 3.50% 3/1/2039	5,544	3,649
Boeing Company 5.705% 5/1/2040	23,854	20,739
Boeing Company 3.90% 5/1/2049	3,149	2,035
Boeing Company 3.75% 2/1/2050	1,805	1,158
Boeing Company 5.805% 5/1/2050	33,779	29,112
Bombardier, Inc. 7.50% 12/1/2024[7]	4,880	4,862
Bombardier, Inc. 7.125% 6/15/2026[7]	45,450	43,097
Bombardier, Inc. 7.875% 4/15/2027[7]	91,815	87,368
Bombardier, Inc. 6.00% 2/15/2028[7]	32,983	29,417
Builders FirstSource, Inc. 4.25% 2/1/2032[7]	7,610	6,102
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	10,000	7,203
BWX Technologies, Inc. 4.125% 6/30/2028[7]	5,190	4,549
BWX Technologies, Inc. 4.125% 4/15/2029[7]	13,360	11,570
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	3,515	3,058
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	5,255	4,174
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	5,532	3,528
Carrier Global Corp. 2.722% 2/15/2030	2,000	1,646
Carrier Global Corp. 3.577% 4/5/2050	4,100	2,757
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	12,595	10,831
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	25,820	21,579
CoreLogic, Inc. 4.50% 5/1/2028[7]	80,461	54,286
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.313% 6/4/2029[8,11]	3,525	2,375
Covanta Holding Corp. 4.875% 12/1/2029[7]	19,365	16,535
CSX Corp. 3.80% 3/1/2028	1,550	1,448
CSX Corp. 4.50% 3/15/2049	3,785	3,089
CSX Corp. 4.50% 11/15/2052	9,000	7,351
Dun & Bradstreet Corp. 5.00% 12/15/2029[7]	44,192	37,549
General Dynamics Corp. 3.625% 4/1/2030	6,433	5,852
General Electric Capital Corp. 4.418% 11/15/2035	5,563	4,916
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 6.623% junior subordinated perpetual bonds[8]	95,170	92,077
Harsco Corp. 5.75% 7/31/2027[7]	25,420	18,075
Honeywell International, Inc. 2.30% 8/15/2024	4,405	4,220
The Income Fund of America — Page 24 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Howmet Aerospace, Inc. 6.875% 5/1/2025	USD2,815	$2,882
Howmet Aerospace, Inc. 5.90% 2/1/2027	5,150	5,069
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	17,320	16,879
Icahn Enterprises, LP 5.25% 5/15/2027	5,855	5,406
Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,060
JELD-WEN Holding, Inc. 4.875% 12/15/2027[7]	15,765	11,783
L3Harris Technologies, Inc. 1.80% 1/15/2031	8,925	6,670
Labl Escrow Issuer, LLC 10.50% 7/15/2027[7]	7,095	6,402
Lockheed Martin Corp. 5.10% 11/15/2027	3,805	3,815
Lockheed Martin Corp. 5.25% 1/15/2033	5,417	5,438
Lockheed Martin Corp. 5.70% 11/15/2054	5,311	5,358
LSC Communications, Inc. 8.75% 10/15/2023[2,7,12]	25,850	251
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 7/31/2022[2,8,11,12]	3,697	36
Masco Corp. 1.50% 2/15/2028	8,605	6,901
Masco Corp. 2.00% 2/15/2031	4,970	3,675
Masco Corp. 3.125% 2/15/2051	2,294	1,329
MasTec, Inc. 4.50% 8/15/2028[7]	19,290	17,139
Mexico City Airport Trust 3.875% 4/30/2028[7]	770	652
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,482
Mexico City Airport Trust 5.50% 7/31/2047	4,482	2,902
Mexico City Airport Trust 5.50% 7/31/2047[7]	215	139
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	38,228	37,842
Moog, Inc. 4.25% 12/9/2027[7]	11,829	10,604
Mueller Water Products, Inc. 4.00% 6/15/2029[7]	5,110	4,438
Norfolk Southern Corp. 3.05% 5/15/2050	3,727	2,359
Norfolk Southern Corp. 4.55% 6/1/2053	2,321	1,893
Northrop Grumman Corp. 3.25% 1/15/2028	8,995	8,138
Otis Worldwide Corp. 2.293% 4/5/2027	2,440	2,141
PGT Innovations, Inc. 4.375% 10/1/2029[7]	19,090	15,874
Raytheon Technologies Corp. 1.90% 9/1/2031	7,500	5,691
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[7]	3,060	2,689
Rolls-Royce PLC 5.75% 10/15/2027[7]	35,800	32,447
Sensata Technologies Holding BV 4.00% 4/15/2029[7]	8,455	7,134
Sensata Technologies, Inc. 3.75% 2/15/2031[7]	7,225	5,770
Siemens AG 1.20% 3/11/2026[7]	20,585	17,967
Siemens AG 1.70% 3/11/2028[7]	11,475	9,537
SkyMiles IP, Ltd. 4.75% 10/20/2028[7]	36,495	33,975
Stericycle, Inc. 3.875% 1/15/2029[7]	29,450	25,630
The Brink’s Co. 4.625% 10/15/2027[7]	12,800	11,861
TransDigm, Inc. 6.25% 3/15/2026[7]	61,602	60,871
TransDigm, Inc. 5.50% 11/15/2027	55,399	50,626
TransDigm, Inc. 4.625% 1/15/2029	9,870	8,421
Triton Container International, Ltd. 1.15% 6/7/2024[7]	3,938	3,612
Triton Container International, Ltd. 3.15% 6/15/2031[7]	7,222	5,333
Triumph Group, Inc. 8.875% 6/1/2024[7]	18,608	18,832
Triumph Group, Inc. 6.25% 9/15/2024[7]	36,970	34,234
Triumph Group, Inc. 7.75% 8/15/2025	33,535	25,449
Uber Technologies, Inc. 8.00% 11/1/2026[7]	13,105	13,174
Union Pacific Corp. 3.75% 7/15/2025	4,720	4,577
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,606
Union Pacific Corp. 2.891% 4/6/2036	3,245	2,456
Union Pacific Corp. 2.95% 3/10/2052	5,000	3,159
United Airlines, Inc. 4.375% 4/15/2026[7]	7,700	7,042
United Airlines, Inc. 4.625% 4/15/2029[7]	18,680	16,009
The Income Fund of America — Page 25 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals, Inc. 5.25% 1/15/2030	USD6,840	$6,357
United Rentals, Inc. 3.875% 2/15/2031	8,600	7,141
United Rentals, Inc. 3.75% 1/15/2032	4,750	3,859
United Technologies Corp. 3.95% 8/16/2025	5,290	5,134
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[7]	9,075	8,159
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,12]	1,750	12
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	5,905	5,971
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,435	6,537
Westinghouse Air Brake Technologies Corp. 4.40% 3/15/2024[10]	1,491	1,458
		1,627,430
Materials 1.06%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,857	1,621
Alcoa Nederland Holding BV 5.50% 12/15/2027[7]	13,410	12,505
Alcoa Nederland Holding BV 4.125% 3/31/2029[7]	6,725	5,704
Allegheny Technologies, Inc. 4.875% 10/1/2029	30,055	25,310
Allegheny Technologies, Inc. 5.125% 10/1/2031	15,485	12,786
Anglo American Capital PLC 2.25% 3/17/2028[7]	6,553	5,318
Anglo American Capital PLC 2.625% 9/10/2030[7]	16,107	12,374
Arconic Corp. 6.00% 5/15/2025[7]	10,820	10,741
Arconic Rolled Products Corp. 6.125% 2/15/2028[7]	3,300	3,100
Ardagh Group SA 6.50% Cash 6/30/2027[7,9]	16,497	11,877
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[7]	13,540	10,306
Avient Corp. 7.125% 8/1/2030[7]	6,900	6,607
Axalta Coating Systems, LLC 4.75% 6/15/2027[7]	14,076	12,848
Ball Corp. 3.125% 9/15/2031	20,755	15,947
BWAY Parent Co., Inc. 5.50% 4/15/2024[7]	9,890	9,710
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]	17,050	13,574
Celanese US Holdings, LLC 6.165% 7/15/2027	24,000	22,661
Celanese US Holdings, LLC 6.379% 7/15/2032	5,829	5,312
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,187
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	58,860	54,877
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]	34,930	30,127
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	8,989	7,605
CRH America, Inc. 5.125% 5/18/2045[7]	350	293
CVR Partners, LP 6.125% 6/15/2028[7]	12,450	11,281
Dow Chemical Co. 3.60% 11/15/2050	13,746	8,976
Element Solutions, Inc. 3.875% 9/1/2028[7]	21,085	17,977
First Quantum Minerals, Ltd. 6.50% 3/1/2024[7]	35,546	34,935
First Quantum Minerals, Ltd. 7.50% 4/1/2025[7]	80,472	78,155
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]	46,355	43,616
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	109,560	102,076
FMG Resources 4.375% 4/1/2031[7]	13,715	10,927
FXI Holdings, Inc. 7.875% 11/1/2024[7]	35,194	30,241
FXI Holdings, Inc. 12.25% 11/15/2026[7]	36,897	32,089
GPC Merger Sub, Inc. 7.125% 8/15/2028[7]	13,485	11,072
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]	3,375	2,755
Kaiser Aluminum Corp. 4.625% 3/1/2028[7]	16,323	14,304
Labl, Inc. 8.25% 11/1/2029[7]	14,070	11,233
LSB Industries, Inc. 6.25% 10/15/2028[7]	10,285	9,361
LYB International Finance III, LLC 2.25% 10/1/2030	6,439	4,920
LYB International Finance III, LLC 3.625% 4/1/2051	36,739	22,948
LYB International Finance III, LLC 3.80% 10/1/2060	4,106	2,462
Mercer International, Inc. 5.125% 2/1/2029	5,650	4,654
The Income Fund of America — Page 26 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Methanex Corp. 5.125% 10/15/2027	USD88,210	$80,665
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	30,090	29,659
Mosaic Co. 3.25% 11/15/2022	1,500	1,499
Nova Chemicals Corp. 4.25% 5/15/2029[7]	23,100	18,894
Novelis Corp. 4.75% 1/30/2030[7]	27,653	23,545
Novelis Corp. 3.875% 8/15/2031[7]	21,782	16,928
Nutrien, Ltd. 1.90% 5/13/2023	7,974	7,827
Praxair, Inc. 1.10% 8/10/2030	4,407	3,304
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	54,585	47,505
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]	28,925	23,286
Scotts Miracle-Gro Co. 4.50% 10/15/2029	18,840	15,298
Scotts Miracle-Gro Co. 4.375% 2/1/2032	21,605	16,382
Sealed Air Corp. 4.00% 12/1/2027[7]	19,239	17,168
Sherwin-Williams Company 3.80% 8/15/2049	10,414	7,226
Silgan Holdings, Inc. 4.125% 2/1/2028	12,714	11,667
South32 Treasury (USA), Ltd. 4.35% 4/14/2032[7]	2,793	2,341
SPCM SA 3.375% 3/15/2030[7]	1,655	1,322
Summit Materials, LLC 6.50% 3/15/2027[7]	9,760	9,394
Summit Materials, LLC 5.25% 1/15/2029[7]	12,425	11,377
Trivium Packaging BV 5.50% 8/15/2026[7]	9,902	9,130
Trivium Packaging BV 8.50% 8/15/2027[7]	7,865	7,415
Valvoline, Inc. 4.25% 2/15/2030[7]	11,680	11,260
Valvoline, Inc. 3.625% 6/15/2031[7]	14,104	11,148
Venator Finance SARL 9.50% 7/1/2025[7]	24,857	15,971
Venator Finance SARL 5.75% 7/15/2025[7]	59,725	19,800
W. R. Grace Holdings, LLC 4.875% 6/15/2027[7]	11,595	10,160
W. R. Grace Holdings, LLC 5.625% 8/15/2029[7]	9,455	7,332
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	40,810	40,298
Westlake Chemical Corp. 5.00% 8/15/2046	350	277
Westlake Chemical Corp. 4.375% 11/15/2047	300	215
		1,224,665
Utilities 0.97%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 1/12/2023[7]	543	542
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 4/23/2025[7]	5,800	5,676
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 6/22/2026[7]	200	196
AEP Transmission Co., LLC 3.65% 4/1/2050	250	176
AES Corp. 3.30% 7/15/2025[7]	17,950	16,556
American Electric Power Company, Inc. 2.95% 12/15/2022	12,065	12,028
American Electric Power Company, Inc. 4.30% 12/1/2028	3,300	3,060
American Water Cap Corp. 2.80% 5/1/2030	1,200	1,002
AmeriGas Partners, LP 5.50% 5/20/2025	6,850	6,576
Baltimore Gas & Electric 4.55% 6/1/2052	1,950	1,600
Calpine Corp. 5.125% 3/15/2028[7]	12,315	10,946
Calpine Corp. 3.75% 3/1/2031[7]	12,570	10,324
Colbun SA 3.95% 10/11/2027[7]	1,554	1,391
Comisión Federal de Electricidad 4.688% 5/15/2029[7]	14,525	12,314
Commonwealth Edison Co. 3.85% 3/15/2052	5,225	3,895
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061	8,390	5,556
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[10]	2,550	2,434
Duke Energy Corp. 4.50% 8/15/2032	12,550	11,326
Duke Energy Corp. 3.50% 6/15/2051	4,500	2,927
Duke Energy Indiana, Inc. 4.90% 7/15/2043	14,785	12,473
Duke Energy Indiana, Inc. 3.25% 10/1/2049	3,100	1,992
The Income Fund of America — Page 27 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, Inc. 4.15% 12/1/2044	USD2,110	$1,646
Edison International 3.125% 11/15/2022	3,970	3,967
Edison International 3.55% 11/15/2024	20,475	19,641
Edison International 4.95% 4/15/2025	400	394
Edison International 5.75% 6/15/2027	6,745	6,583
Edison International 4.125% 3/15/2028	5,866	5,222
EDP Finance BV 3.625% 7/15/2024[7]	10,175	9,780
Electricité de France SA 4.75% 10/13/2035[7]	8,250	6,780
Electricité de France SA 4.875% 9/21/2038[7]	1,750	1,341
Emera US Finance, LP 0.833% 6/15/2024	1,675	1,545
Emera US Finance, LP 2.639% 6/15/2031	2,100	1,613
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	36,024	33,714
Empresa Nacional de Electricidad SA 4.25% 4/15/2024	900	883
Enel Società per Azioni 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,10]	37,337	37,225
Entergy Corp. 2.80% 6/15/2030	6,650	5,346
Entergy Louisiana, LLC 4.20% 9/1/2048	5,125	3,968
Eversource Energy 3.80% 12/1/2023	4,095	4,029
FirstEnergy Corp. 1.60% 1/15/2026	989	862
FirstEnergy Corp. 3.50% 4/1/2028[7]	2,500	2,237
FirstEnergy Corp. 4.10% 5/15/2028[7]	1,325	1,217
FirstEnergy Corp. 2.65% 3/1/2030	6,430	5,212
FirstEnergy Corp. 2.25% 9/1/2030	900	694
FirstEnergy Corp. 3.40% 3/1/2050	15,250	9,508
FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)[10]	49,187	46,274
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	10,750	9,106
Georgia Power Co. 2.65% 9/15/2029	450	374
Georgia Power Co. 3.70% 1/30/2050	1,862	1,326
Gulf Power Co. 3.30% 5/30/2027	600	554
Interstate Power and Light Co. 3.25% 12/1/2024	3,250	3,119
Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	4,905	5,552
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	1,025	799
Mississippi Power Co. 3.95% 3/30/2028	6,437	5,855
Mississippi Power Co. 4.25% 3/15/2042	2,550	1,977
Monongahela Power Co. 3.55% 5/15/2027[7]	2,550	2,363
Northern States Power Co. 3.20% 4/1/2052	4,715	3,137
NRG Energy, Inc. 3.375% 2/15/2029[7]	355	296
NRG Energy, Inc. 3.625% 2/15/2031[7]	15,875	12,654
Pacific Gas and Electric Co. 4.25% 8/1/2023	20,475	20,273
Pacific Gas and Electric Co. 3.85% 11/15/2023	8,710	8,513
Pacific Gas and Electric Co. 3.40% 8/15/2024	4,510	4,291
Pacific Gas and Electric Co. 3.50% 6/15/2025	1,498	1,394
Pacific Gas and Electric Co. 3.15% 1/1/2026	43,225	38,970
Pacific Gas and Electric Co. 2.95% 3/1/2026	22,350	19,794
Pacific Gas and Electric Co. 3.30% 3/15/2027	10,999	9,488
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	851
Pacific Gas and Electric Co. 3.30% 12/1/2027	28,000	23,769
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,415	6,108
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,225	13,862
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,211	8,945
Pacific Gas and Electric Co. 4.55% 7/1/2030	64,037	56,163
Pacific Gas and Electric Co. 2.50% 2/1/2031	28,189	21,094
Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	4,559
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,050	2,636
The Income Fund of America — Page 28 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 8/15/2042	USD17,045	$10,845
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,080	3,108
PacifiCorp 3.30% 3/15/2051	1,150	759
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049	11,000	8,411
PG&E Corp. 5.00% 7/1/2028	46,990	42,470
PG&E Corp. 5.25% 7/1/2030	45,610	40,460
Progress Energy, Inc. 7.00% 10/30/2031	4,000	4,213
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,950	1,277
Public Service Enterprise Group, Inc. 2.65% 11/15/2022	2,075	2,073
Southern California Edison Co. 1.10% 4/1/2024	5,000	4,705
Southern California Edison Co. 3.70% 8/1/2025	450	432
Southern California Edison Co. 4.20% 3/1/2029	14,250	13,081
Southern California Edison Co. 2.85% 8/1/2029	8,900	7,464
Southern California Edison Co. 2.25% 6/1/2030	909	716
Southern California Edison Co. 2.75% 2/1/2032	5,050	3,979
Southern California Edison Co. 5.75% 4/1/2035	4,400	4,183
Southern California Edison Co. 5.35% 7/15/2035	17,725	16,262
Southern California Edison Co. 5.625% 2/1/2036	16,750	15,485
Southern California Edison Co. 5.55% 1/15/2037	3,556	3,260
Southern California Edison Co. 5.95% 2/1/2038	9,331	8,849
Southern California Edison Co. 4.50% 9/1/2040	19,690	15,685
Southern California Edison Co. 4.00% 4/1/2047	15,392	11,011
Southern California Edison Co. 4.125% 3/1/2048	13,400	9,774
Southern California Edison Co. 4.875% 3/1/2049	675	543
Southern California Edison Co. 3.65% 2/1/2050	16,279	10,915
Southern California Edison Co. 3.45% 2/1/2052	6,745	4,417
Southern California Edison Co., Series C, 3.60% 2/1/2045	11,875	7,835
Southern Co. 4.25% 7/1/2036	1,300	1,086
Southern Co. 4.40% 7/1/2046	2,100	1,635
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,464
Talen Energy Corp. 10.50% 1/15/2026[7,12]	10,925	6,967
Talen Energy Corp. 7.25% 5/15/2027[7]	84,119	85,521
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 7.48% 11/13/2023[8,11]	68,515	68,729
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.865% 7/8/2026[8,11]	29,286	29,725
Talen Energy Supply, LLC 7.625% 6/1/2028[7]	9,340	9,597
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	20,300	17,462
Virginia Electric and Power Co. 3.45% 2/15/2024	560	548
Virginia Electric and Power Co. 3.10% 5/15/2025	2,625	2,500
Virginia Electric and Power Co. 2.40% 3/30/2032	9,625	7,557
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	244
Xcel Energy, Inc. 1.75% 3/15/2027	2,975	2,557
Xcel Energy, Inc. 2.60% 12/1/2029	3,500	2,879
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	1,940
		1,116,116
Consumer staples 0.62%
7-Eleven, Inc. 0.80% 2/10/2024[7]	11,565	10,910
7-Eleven, Inc. 0.95% 2/10/2026[7]	4,700	4,045
7-Eleven, Inc. 1.30% 2/10/2028[7]	6,710	5,445
7-Eleven, Inc. 1.80% 2/10/2031[7]	7,001	5,173
Albertsons Companies, Inc. 3.50% 3/15/2029[7]	10,585	8,788
Altria Group, Inc. 5.80% 2/14/2039	18,175	15,562
The Income Fund of America — Page 29 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 3.40% 2/4/2041	USD9,000	$5,519
Altria Group, Inc. 3.875% 9/16/2046	3,347	2,061
Altria Group, Inc. 5.95% 2/14/2049	11,583	9,483
Altria Group, Inc. 3.70% 2/4/2051	15,160	8,889
Anheuser-Busch InBev NV 4.00% 4/13/2028	8,025	7,589
Anheuser-Busch InBev NV 4.95% 1/15/2042	9,095	8,066
Anheuser-Busch InBev NV 4.60% 4/15/2048	700	578
Anheuser-Busch InBev NV 5.55% 1/23/2049	3,550	3,351
Anheuser-Busch InBev NV 4.50% 6/1/2050	3,400	2,780
B&G Foods, Inc. 5.25% 4/1/2025	13,940	12,704
B&G Foods, Inc. 5.25% 9/15/2027	21,515	18,079
British American Tobacco International Finance PLC 3.95% 6/15/2025[7]	13,039	12,406
British American Tobacco International Finance PLC 1.668% 3/25/2026	8,990	7,728
British American Tobacco PLC 3.222% 8/15/2024	8,000	7,649
British American Tobacco PLC 3.215% 9/6/2026	8,308	7,390
British American Tobacco PLC 3.557% 8/15/2027	1,479	1,289
British American Tobacco PLC 4.448% 3/16/2028	8,000	7,092
British American Tobacco PLC 2.259% 3/25/2028	9,610	7,623
British American Tobacco PLC 4.742% 3/16/2032	8,000	6,718
British American Tobacco PLC 4.39% 8/15/2037	3,455	2,508
British American Tobacco PLC 4.54% 8/15/2047	31,490	20,393
British American Tobacco PLC 4.758% 9/6/2049	20,764	13,893
British American Tobacco PLC 5.282% 4/2/2050	5,000	3,579
British American Tobacco PLC 3.984% 9/25/2050	7,549	4,524
Central Garden & Pet Co. 4.125% 10/15/2030	22,866	18,933
Central Garden & Pet Co. 4.125% 4/30/2031[7]	14,745	12,263
Conagra Brands, Inc. 1.375% 11/1/2027	2,000	1,617
Conagra Brands, Inc. 4.85% 11/1/2028	14,860	14,072
Constellation Brands, Inc. 2.25% 8/1/2031	4,463	3,422
Coty, Inc. 5.00% 4/15/2026[7]	2,000	1,880
Coty, Inc. 4.75% 1/15/2029[7]	14,020	12,195
Darling Ingredients, Inc. 5.25% 4/15/2027[7]	19,295	18,552
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	10,885	10,492
Edgewell Personal Care Co. 5.50% 6/1/2028[7]	4,040	3,808
Energizer Holdings, Inc. 4.375% 3/31/2029[7]	14,640	11,756
Imperial Tobacco Finance PLC 6.125% 7/27/2027[7]	4,745	4,583
Ingles Markets, Inc. 4.00% 6/15/2031[7]	21,200	17,636
JBS USA Lux SA 2.50% 1/15/2027[7]	12,702	10,842
JBS USA Lux SA 3.00% 2/2/2029[7]	9,210	7,482
JBS USA Lux SA 5.50% 1/15/2030[7]	1,120	1,024
JBS USA Lux SA 3.625% 1/15/2032[7]	5,113	3,970
JBS USA Lux SA 3.00% 5/15/2032[7]	9,000	6,626
JBS USA Lux SA 5.75% 4/1/2033[7]	27,150	24,534
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]	26,587	24,137
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	10,670	8,979
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	33,025	28,916
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 7.424% 10/1/2026[8,11]	45,799	43,652
PepsiCo, Inc. 2.625% 10/21/2041	12,500	8,637
PepsiCo, Inc. 3.625% 3/19/2050	3,109	2,427
PepsiCo, Inc. 2.75% 10/21/2051	6,891	4,515
Performance Food Group, Inc. 5.50% 10/15/2027[7]	12,980	12,303
Performance Food Group, Inc. 4.25% 8/1/2029[7]	9,325	7,922
Philip Morris International, Inc. 0.875% 5/1/2026	10,101	8,632
Philip Morris International, Inc. 1.75% 11/1/2030	9,986	7,333
The Income Fund of America — Page 30 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 5.625% 1/15/2028[7]	USD9,935	$9,301
Post Holdings, Inc. 5.50% 12/15/2029[7]	20,825	18,767
Post Holdings, Inc. 4.625% 4/15/2030[7]	34,891	29,505
Prestige Brands International, Inc. 5.125% 1/15/2028[7]	8,162	7,598
Prestige Brands International, Inc. 3.75% 4/1/2031[7]	8,045	6,470
Reynolds American, Inc. 5.70% 8/15/2035	3,130	2,649
Reynolds American, Inc. 5.85% 8/15/2045	18,028	14,188
Simmons Foods, Inc. 4.625% 3/1/2029[7]	35,247	29,494
Spectrum Brands, Inc. 5.00% 10/1/2029[7]	1,617	1,334
Spectrum Brands, Inc. 5.50% 7/15/2030[7]	6,240	5,019
Spectrum Brands, Inc. 3.875% 3/15/2031[7]	4,233	3,128
US Foods, Inc. 4.625% 6/1/2030[7]	10,065	8,744
		711,151
Real estate 0.57%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	892
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	3,941
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	1,959
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	7,073	4,902
American Tower Corp. 1.45% 9/15/2026	9,408	7,915
American Tower Corp. 3.55% 7/15/2027	2,525	2,258
American Tower Corp. 2.30% 9/15/2031	2,500	1,864
American Tower Corp. 2.95% 1/15/2051	5,000	2,855
Anywhere Real Estate Group LLC 5.75% 1/15/2029[7]	32,220	23,245
Anywhere Real Estate Group LLC 5.25% 4/15/2030[7]	21,920	15,241
Brandywine Operating Partnership, LP 3.95% 2/15/2023	1,639	1,628
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	17,810	16,572
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	7,860	6,704
Corporate Office Properties, LP 2.75% 4/15/2031	7,219	5,227
Equinix, Inc. 1.45% 5/15/2026	15,835	13,622
Equinix, Inc. 2.50% 5/15/2031	2,736	2,087
Equinix, Inc. 3.40% 2/15/2052	828	523
Essex Portfolio, LP 3.875% 5/1/2024	5,900	5,762
Essex Portfolio, LP 3.50% 4/1/2025	1,920	1,834
Extra Space Storage, Inc. 2.35% 3/15/2032	2,199	1,594
Gaming and Leisure Properties, Inc. 3.35% 9/1/2024	2,526	2,369
Hospitality Properties Trust 4.35% 10/1/2024	4,560	4,193
Howard Hughes Corp. 5.375% 8/1/2028[7]	62,215	53,376
Howard Hughes Corp. 4.125% 2/1/2029[7]	35,555	27,873
Howard Hughes Corp. 4.375% 2/1/2031[7]	61,175	46,129
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,800	2,672
Iron Mountain, Inc. 4.875% 9/15/2027[7]	10,665	9,889
Iron Mountain, Inc. 5.25% 3/15/2028[7]	17,489	16,132
Iron Mountain, Inc. 5.00% 7/15/2028[7]	15,096	13,527
Iron Mountain, Inc. 4.875% 9/15/2029[7]	9,300	8,020
Iron Mountain, Inc. 5.25% 7/15/2030[7]	33,830	29,240
Iron Mountain, Inc. 4.50% 2/15/2031[7]	19,670	15,970
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	56,615	46,065
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	33,682	26,524
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	53,703	42,213
Ladder Capital Corp. 5.25% 10/1/2025[7]	4,494	4,150
Medical Properties Trust, Inc. 5.00% 10/15/2027	6,300	5,404
Medical Properties Trust, Inc. 3.50% 3/15/2031	5,178	3,571
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	14,600	12,482
The Income Fund of America — Page 31 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Public Storage 1.85% 5/1/2028	USD8,037	$6,675
Public Storage 1.95% 11/9/2028	8,107	6,675
Public Storage 2.30% 5/1/2031	6,742	5,296
RHP Hotel Properties, LP 4.50% 2/15/2029[7]	12,085	10,627
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	17,780	14,924
Scentre Group 3.50% 2/12/2025[7]	5,455	5,174
Scentre Group 3.25% 10/28/2025[7]	10,365	9,536
Scentre Group 3.75% 3/23/2027[7]	3,000	2,709
Sun Communities Operating, LP 2.30% 11/1/2028	6,066	4,838
Sun Communities Operating, LP 2.70% 7/15/2031	2,191	1,615
VICI Properties, LP 3.50% 2/15/2025[7]	9,115	8,487
VICI Properties, LP 4.625% 6/15/2025[7]	11,545	10,832
VICI Properties, LP 3.875% 2/15/2029[7]	27,355	23,094
VICI Properties, LP 4.625% 12/1/2029[7]	13,845	12,071
VICI Properties, LP 4.125% 8/15/2030[7]	36,865	30,496
WeWork Companies, LLC 5.00% 7/10/2025[7]	29,375	14,725
		658,198
Information technology 0.54%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/2025[8,11]	46,175	34,516
Analog Devices, Inc. 1.70% 10/1/2028	4,459	3,690
Analog Devices, Inc. 2.10% 10/1/2031	3,937	3,093
Analog Devices, Inc. 2.80% 10/1/2041	8,586	5,911
Analog Devices, Inc. 2.95% 10/1/2051	5,668	3,664
Apple, Inc. 1.20% 2/8/2028	17,000	14,171
Apple, Inc. 3.35% 8/8/2032	7,078	6,247
Apple, Inc. 3.95% 8/8/2052	10,000	7,951
Block, Inc. 3.50% 6/1/2031	14,380	11,613
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/2026[8,11]	12,375	11,400
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	22,522	19,717
Broadcom Corp. 3.875% 1/15/2027	6,974	6,415
Broadcom, Inc. 3.15% 11/15/2025	954	890
Broadcom, Inc. 4.00% 4/15/2029[7]	17,110	15,023
Broadcom, Inc. 4.15% 4/15/2032[7]	5,623	4,714
Broadcom, Inc. 2.60% 2/15/2033[7]	8,573	6,105
Broadcom, Inc. 3.419% 4/15/2033[7]	3,146	2,395
Broadcom, Inc. 3.469% 4/15/2034[7]	49,795	37,339
Broadcom, Inc. 3.137% 11/15/2035[7]	16,441	11,428
Broadcom, Inc. 3.187% 11/15/2036[7]	10,450	7,143
Broadcom, Inc. 4.926% 5/15/2037[7]	15,324	12,660
CDK Global, Inc. 7.25% 6/15/2029[7]	14,625	14,012
CommScope Finance, LLC 6.00% 3/1/2026[7]	29,025	28,048
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 6.063% 11/6/2023[8,11]	33,652	26,617
Diebold Nixdorf, Inc. 8.50% 4/15/2024	49,654	24,985
Diebold Nixdorf, Inc. 9.375% 7/15/2025[7]	86,014	64,163
Entegris Escrow Corp. 4.75% 4/15/2029[7]	9,145	8,093
Entegris, Inc. 3.625% 5/1/2029[7]	30,000	24,518
Fair Isaac Corp. 4.00% 6/15/2028[7]	22,105	20,060
Fidelity National Information Services, Inc. 1.65% 3/1/2028	1,265	1,032
Fidelity National Information Services, Inc. 2.25% 3/1/2031	3,420	2,632
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,326
Fiserv, Inc. 2.65% 6/1/2030	5,402	4,377
Gartner, Inc. 4.50% 7/1/2028[7]	17,125	15,905
Gartner, Inc. 3.625% 6/15/2029[7]	6,543	5,575
The Income Fund of America — Page 32 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Gartner, Inc. 3.75% 10/1/2030[7]	USD5,300	$4,465
Mastercard, Inc. 2.00% 11/18/2031	10,603	8,344
Microsoft Corp. 2.875% 2/6/2024	6,865	6,716
Microsoft Corp. 2.921% 3/17/2052	6,000	4,064
MoneyGram International, Inc. 5.375% 8/1/2026[7]	5,870	5,773
NCR Corp. 5.125% 4/15/2029[7]	41,874	35,235
Oracle Corp. 2.80% 4/1/2027	16,500	14,601
PayPal Holdings, Inc. 2.65% 10/1/2026	1,207	1,101
PayPal Holdings, Inc. 2.30% 6/1/2030	674	544
Rocket Software, Inc. 6.50% 2/15/2029[7]	13,500	10,809
Sabre GLBL, Inc. 7.375% 9/1/2025[7]	7,125	6,705
Sabre Holdings Corp. 9.25% 4/15/2025[7]	5,100	4,951
Simon Property Group, LP 3.50% 9/1/2025	3,750	3,564
Simon Property Group, LP 2.65% 7/15/2030	4,100	3,246
Synaptics, Inc. 4.00% 6/15/2029[7]	3,700	3,062
TSMC Global, Ltd. 4.375% 7/22/2027[7]	2,935	2,813
TSMC Global, Ltd. 4.625% 7/22/2032[7]	3,326	3,061
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/2027[8,11]	15,044	13,928
Unisys Corp. 6.875% 11/1/2027[7]	3,200	2,682
VeriSign, Inc. 2.70% 6/15/2031	3,020	2,346
Veritas US Inc. 7.50% 9/1/2025[7]	6,665	5,623
Viavi Solutions, Inc. 3.75% 10/1/2029[7]	4,675	3,910
Visa, Inc. 3.15% 12/14/2025	8,000	7,630
Xerox Corp. 5.00% 8/15/2025[7]	4,534	4,104
		626,705
Total corporate bonds, notes & loans		17,908,965
Mortgage-backed obligations 4.26% Federal agency mortgage-backed obligations 3.93%
Fannie Mae Pool #995265 5.50% 1/1/2024[13]	2	2
Fannie Mae Pool #932119 4.50% 11/1/2024[13]	88	87
Fannie Mae Pool #AD3149 4.50% 4/1/2025[13]	41	40
Fannie Mae Pool #AD6392 4.50% 5/1/2025[13]	74	73
Fannie Mae Pool #AD5692 4.50% 5/1/2025[13]	42	42
Fannie Mae Pool #AD6119 4.50% 6/1/2025[13]	36	35
Fannie Mae Pool #AD8191 4.00% 9/1/2025[13]	58	57
Fannie Mae Pool #AI6180 4.00% 7/1/2026[13]	34	33
Fannie Mae Pool #AL2940 3.50% 11/1/2027[13]	150	145
Fannie Mae Pool #AL8347 4.00% 3/1/2029[13]	166	163
Fannie Mae Pool #BM1231 3.50% 11/1/2031[13]	143	137
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[13]	163	150
Fannie Mae Pool #254767 5.50% 6/1/2033[13]	107	110
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[13]	156	150
Fannie Mae Pool #MA3541 4.00% 12/1/2033[13]	148	142
Fannie Mae Pool #BN1085 4.00% 1/1/2034[13]	8	8
Fannie Mae Pool #MA3611 4.00% 3/1/2034[13]	61	59
Fannie Mae Pool #735228 5.50% 2/1/2035[13]	93	95
Fannie Mae Pool #878099 6.00% 4/1/2036[13]	125	130
Fannie Mae Pool #880426 6.00% 4/1/2036[13]	58	58
Fannie Mae Pool #256308 6.00% 7/1/2036[13]	142	147
Fannie Mae Pool #888795 5.50% 11/1/2036[13]	611	627
Fannie Mae Pool #AS8554 3.00% 12/1/2036[13]	11,406	10,287
Fannie Mae Pool #BE4703 3.00% 12/1/2036[13]	561	506
The Income Fund of America — Page 33 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #936999 6.00% 7/1/2037[13]	USD342	$348
Fannie Mae Pool #945832 6.50% 8/1/2037[13]	67	69
Fannie Mae Pool #888637 6.00% 9/1/2037[13]	946	981
Fannie Mae Pool #950991 6.00% 10/1/2037[13]	253	257
Fannie Mae Pool #995674 6.00% 5/1/2038[13]	523	542
Fannie Mae Pool #929964 6.00% 9/1/2038[13]	321	331
Fannie Mae Pool #AE0967 3.50% 6/1/2039[13]	87	79
Fannie Mae Pool #AC0479 6.00% 9/1/2039[13]	243	246
Fannie Mae Pool #AE0443 6.50% 10/1/2039[13]	113	118
Fannie Mae Pool #932274 4.50% 12/1/2039[13]	4,959	4,803
Fannie Mae Pool #AD4927 5.00% 6/1/2040[13]	1,337	1,339
Fannie Mae Pool #AE4483 4.00% 9/1/2040[13]	1,287	1,209
Fannie Mae Pool #AE8073 4.00% 12/1/2040[13]	109	103
Fannie Mae Pool #AE0828 3.50% 2/1/2041[13]	36	32
Fannie Mae Pool #AB2470 4.50% 3/1/2041[13]	15	15
Fannie Mae Pool #AI3422 5.00% 5/1/2041[13]	54	54
Fannie Mae Pool #AI4836 5.00% 6/1/2041[13]	48	47
Fannie Mae Pool #MA4387 2.00% 7/1/2041[13]	12,527	10,338
Fannie Mae Pool #AI5571 5.00% 7/1/2041[13]	45	45
Fannie Mae Pool #AI8482 5.00% 8/1/2041[13]	63	63
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[13]	39	37
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[13]	108	102
Fannie Mae Pool #AB4050 4.00% 12/1/2041[13]	211	198
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[13]	122	115
Fannie Mae Pool #FS0305 1.50% 1/1/2042[13]	41,428	32,845
Fannie Mae Pool #890407 4.00% 2/1/2042[13]	286	269
Fannie Mae Pool #AL2745 4.00% 3/1/2042[13]	868	815
Fannie Mae Pool #AB5377 3.50% 6/1/2042[13]	12,541	11,391
Fannie Mae Pool #AO9140 3.50% 7/1/2042[13]	4,198	3,812
Fannie Mae Pool #AU3742 3.50% 8/1/2043[13]	8,207	7,448
Fannie Mae Pool #AU8813 4.00% 11/1/2043[13]	1,593	1,492
Fannie Mae Pool #AU9348 4.00% 11/1/2043[13]	1,110	1,042
Fannie Mae Pool #AU9350 4.00% 11/1/2043[13]	924	866
Fannie Mae Pool #FM9416 3.50% 7/1/2045[13]	88,093	78,923
Fannie Mae Pool #AL8354 3.50% 10/1/2045[13]	4,561	4,116
Fannie Mae Pool #BC0157 3.50% 1/1/2046[13]	20,721	18,665
Fannie Mae Pool #AL8522 3.50% 5/1/2046[13]	9,854	8,876
Fannie Mae Pool #AS8310 3.00% 11/1/2046[13]	1,618	1,410
Fannie Mae Pool #BM1179 3.00% 4/1/2047[13]	1,934	1,681
Fannie Mae Pool #947661 6.50% 10/1/2047[13]	34	34
Fannie Mae Pool #947554 7.00% 10/1/2047[13]	136	142
Fannie Mae Pool #920015 7.00% 10/1/2047[13]	34	36
Fannie Mae Pool #CA0770 3.50% 11/1/2047[13]	321	289
Fannie Mae Pool #257036 7.00% 11/1/2047[13]	9	10
Fannie Mae Pool #CA0854 3.50% 12/1/2047[13]	6,119	5,500
Fannie Mae Pool #BM4413 4.50% 12/1/2047[13]	3,565	3,421
Fannie Mae Pool #CA1542 4.00% 4/1/2048[13]	5,561	5,160
Fannie Mae Pool #BF0293 3.00% 7/1/2048[13]	9,219	7,948
Fannie Mae Pool #BF0318 3.50% 8/1/2048[13]	7,749	6,915
Fannie Mae Pool #FM1784 4.00% 9/1/2048[13]	7,904	7,322
Fannie Mae Pool #CA3184 4.00% 3/1/2049[13]	10,275	9,519
Fannie Mae Pool #FM3280 3.50% 5/1/2049[13]	23,095	20,704
Fannie Mae Pool #CA3807 3.00% 7/1/2049[13]	1,869	1,617
Fannie Mae Pool #CA3806 3.00% 7/1/2049[13]	1,224	1,065
The Income Fund of America — Page 34 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3814 3.50% 7/1/2049[13]	USD33,564	$30,035
Fannie Mae Pool #CA3976 4.00% 8/1/2049[13]	59,620	55,093
Fannie Mae Pool #FM1668 4.00% 8/1/2049[13]	5,821	5,370
Fannie Mae Pool #CA4112 3.50% 9/1/2049[13]	38,219	34,239
Fannie Mae Pool #FM1589 3.50% 9/1/2049[13]	3,219	2,869
Fannie Mae Pool #CA4432 4.00% 10/1/2049[13]	6,708	6,176
Fannie Mae Pool #FM1954 3.50% 11/1/2049[13]	4,976	4,434
Fannie Mae Pool #CA4756 3.00% 12/1/2049[13]	22,821	19,629
Fannie Mae Pool #CA4802 3.50% 12/1/2049[13]	28,437	25,471
Fannie Mae Pool #CA4804 3.50% 12/1/2049[13]	25,059	22,342
Fannie Mae Pool #FM2092 3.50% 12/1/2049[13]	13,882	12,377
Fannie Mae Pool #CA5968 2.50% 6/1/2050[13]	18,653	15,564
Fannie Mae Pool #CA6593 2.50% 8/1/2050[13]	815	676
Fannie Mae Pool #CA7028 2.50% 9/1/2050[13]	2,811	2,335
Fannie Mae Pool #CA7599 2.50% 11/1/2050[13]	49,931	41,463
Fannie Mae Pool #FM4897 3.00% 11/1/2050[13]	32,551	28,287
Fannie Mae Pool #MA4208 2.00% 12/1/2050[13]	48,885	38,696
Fannie Mae Pool #CA8046 3.00% 12/1/2050[13]	9,597	8,311
Fannie Mae Pool #CA8285 3.00% 12/1/2050[13]	3,111	2,690
Fannie Mae Pool #CA8828 2.50% 2/1/2051[13]	45,418	37,704
Fannie Mae Pool #CA9302 3.00% 2/1/2051[13]	45,593	39,574
Fannie Mae Pool #CA8969 3.00% 2/1/2051[13]	4,078	3,491
Fannie Mae Pool #CA8968 3.00% 2/1/2051[13]	795	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051[13]	15,850	12,564
Fannie Mae Pool #FM7873 2.00% 7/1/2051[13]	13,261	10,508
Fannie Mae Pool #CB2319 2.50% 12/1/2051[13]	4,953	4,092
Fannie Mae Pool #CB2375 2.50% 12/1/2051[13]	4,857	4,010
Fannie Mae Pool #BT9483 2.50% 12/1/2051[13]	2,389	1,973
Fannie Mae Pool #CB2372 2.50% 12/1/2051[13]	2,378	1,969
Fannie Mae Pool #BT9510 2.50% 12/1/2051[13]	1,909	1,579
Fannie Mae Pool #CB2286 2.50% 12/1/2051[13]	1,108	914
Fannie Mae Pool #CB2765 2.00% 2/1/2052[13]	31,914	25,457
Fannie Mae Pool #FS0647 3.00% 2/1/2052[13]	70,042	60,589
Fannie Mae Pool #FS1194 3.00% 2/1/2052[13]	13,405	11,605
Fannie Mae Pool #BF0167 3.00% 2/1/2057[13]	895	764
Fannie Mae Pool #BF0145 3.50% 3/1/2057[13]	15,830	14,144
Fannie Mae Pool #BF0264 3.50% 5/1/2058[13]	13,455	12,022
Fannie Mae Pool #BF0332 3.00% 1/1/2059[13]	71,045	60,709
Fannie Mae Pool #BF0497 3.00% 7/1/2060[13]	16,200	13,755
Fannie Mae Pool #BF0548 3.00% 7/1/2061[13]	6,005	5,079
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[8,13]	—[5]	—[5]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[8,13]	—[5]	—[5]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[13]	480	490
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[13]	1,001	1,003
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[13]	100	103
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[13]	90	96
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[13]	114	116
Fannie Mae, Series 2002-W1, Class 2A, 4.949% 2/25/2042[8,13]	233	227
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 10/25/2023[8,13]	3,123	3,056
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 12/25/2023[8,13]	2,938	2,882
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[8,13]	2,244	2,195
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[8,13]	4,889	4,726
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.472% 12/25/2026[8,13]	12,654	11,573
Freddie Mac Pool #J38387 3.00% 1/1/2033[13]	32	29
The Income Fund of America — Page 35 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G04805 4.50% 12/1/2035[13]	USD2,640	$2,547
Freddie Mac Pool #K93766 3.00% 12/1/2036[13]	438	402
Freddie Mac Pool #K93772 3.00% 12/1/2036[13]	364	334
Freddie Mac Pool #G04553 6.50% 9/1/2038[13]	268	278
Freddie Mac Pool #G08353 4.50% 7/1/2039[13]	214	208
Freddie Mac Pool #A87892 5.00% 8/1/2039[13]	654	654
Freddie Mac Pool #A87873 5.00% 8/1/2039[13]	225	224
Freddie Mac Pool #G05937 4.50% 8/1/2040[13]	5,005	4,855
Freddie Mac Pool #A96488 5.00% 1/1/2041[13]	17	17
Freddie Mac Pool #A97342 4.00% 3/1/2041[13]	143	134
Freddie Mac Pool #Q01746 4.50% 7/1/2041[13]	149	143
Freddie Mac Pool #Q02676 4.50% 8/1/2041[13]	311	295
Freddie Mac Pool #Q02849 4.50% 8/1/2041[13]	291	280
Freddie Mac Pool #G07189 4.50% 3/1/2042[13]	459	445
Freddie Mac Pool #G07221 4.50% 6/1/2042[13]	841	815
Freddie Mac Pool #Q23190 4.00% 11/1/2043[13]	1,429	1,344
Freddie Mac Pool #Q23185 4.00% 11/1/2043[13]	1,161	1,091
Freddie Mac Pool #Z40130 3.00% 1/1/2046[13]	5,554	4,881
Freddie Mac Pool #G60559 4.00% 4/1/2046[13]	6,802	6,377
Freddie Mac Pool #Q41090 4.50% 6/1/2046[13]	557	531
Freddie Mac Pool #Q41909 4.50% 7/1/2046[13]	1,298	1,245
Freddie Mac Pool #V82662 4.00% 10/1/2046[13]	4,733	4,437
Freddie Mac Pool #Q44400 4.00% 11/1/2046[13]	4,160	3,878
Freddie Mac Pool #G61733 3.00% 12/1/2047[13]	6,948	6,044
Freddie Mac Pool #G61628 3.50% 9/1/2048[13]	675	607
Freddie Mac Pool #SD0045 4.50% 11/1/2048[13]	18,625	17,816
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[13]	8	7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[13]	5,539	4,761
Freddie Mac Pool #SD7503 3.50% 8/1/2049[13]	3,771	3,394
Freddie Mac Pool #SD7508 3.50% 10/1/2049[13]	15,059	13,367
Freddie Mac Pool #RA1744 4.00% 11/1/2049[13]	25,922	23,925
Freddie Mac Pool #QA5125 3.50% 12/1/2049[13]	20,166	18,068
Freddie Mac Pool #RA2596 2.50% 5/1/2050[13]	15,511	12,914
Freddie Mac Pool #SD8106 2.00% 11/1/2050[13]	54,991	43,597
Freddie Mac Pool #SD7528 2.00% 11/1/2050[13]	23,023	18,374
Freddie Mac Pool #RA5287 2.00% 5/1/2051[13]	21,150	16,790
Freddie Mac Pool #RA5288 2.00% 5/1/2051[13]	11,960	9,495
Freddie Mac Pool #SD7545 2.50% 9/1/2051[13]	4,300	3,560
Freddie Mac Pool #RA5782 2.50% 9/1/2051[13]	657	542
Freddie Mac Pool #RA5971 3.00% 9/1/2051[13]	28,833	24,697
Freddie Mac Pool #RA6483 2.50% 12/1/2051[13]	4,247	3,503
Freddie Mac Pool #SD7552 2.50% 1/1/2052[13]	14,363	11,866
Freddie Mac Pool #SD7551 3.00% 1/1/2052[13]	66,902	57,316
Freddie Mac Pool #QD7089 3.50% 2/1/2052[13]	7,557	6,666
Freddie Mac Pool #SD7554 2.50% 4/1/2052[13]	30,859	25,528
Freddie Mac Pool #RA7938 5.00% 9/1/2052[13]	2,982	2,884
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[13]	1,066	1,078
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[13]	803	788
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[13]	417	415
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 4/25/2023[13]	1,509	1,503
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[8,13]	5,913	5,724
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[13]	11,055	10,503
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[13]	7,695	7,182
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[13]	4,164	3,983
The Income Fund of America — Page 36 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[13]	USD35,930	$29,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,13]	6,633	6,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[13]	960	893
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,13]	6,788	6,382
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[13]	7,141	6,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,13]	7,060	6,589
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,13]	1,776	1,604
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[13]	1,468	1,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[13]	3,098	3,001
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[13]	8,634	8,151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[13]	5,005	4,643
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[13]	2,521	2,388
Government National Mortgage Assn. 2.00% 11/1/2052[13,14]	64,175	52,734
Government National Mortgage Assn. 2.50% 11/1/2052[13,14]	10,441	8,850
Government National Mortgage Assn. 3.00% 11/1/2052[13,14]	90,000	78,377
Government National Mortgage Assn. 4.00% 11/1/2052[13,14]	7,577	6,984
Government National Mortgage Assn. 4.50% 11/1/2052[13,14]	91,966	87,181
Government National Mortgage Assn. 5.00% 11/1/2052[13,14]	34,000	33,082
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[13]	348	335
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[13]	5,321	4,951
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[13]	1,237	1,150
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[13]	4,265	3,992
Uniform Mortgage-Backed Security 2.00% 11/1/2052[13,14]	36,918	29,102
Uniform Mortgage-Backed Security 2.50% 11/1/2052[13,14]	98,179	80,385
Uniform Mortgage-Backed Security 3.00% 11/1/2052[13,14]	11,500	9,778
Uniform Mortgage-Backed Security 3.50% 11/1/2052[13,14]	127,857	112,403
Uniform Mortgage-Backed Security 4.00% 11/1/2052[13,14]	278,003	252,761
Uniform Mortgage-Backed Security 4.50% 11/1/2052[13,14]	198,619	186,361
Uniform Mortgage-Backed Security 5.00% 11/1/2052[13,14]	273,965	264,259
Uniform Mortgage-Backed Security 5.50% 11/1/2052[13,14]	28,959	28,571
Uniform Mortgage-Backed Security 2.00% 12/1/2052[13,14]	998,320	786,995
Uniform Mortgage-Backed Security 2.50% 12/1/2052[13,14]	698,000	571,520
Uniform Mortgage-Backed Security 3.00% 12/1/2052[13,14]	252,401	214,580
Uniform Mortgage-Backed Security 3.50% 12/1/2052[13,14]	79,976	70,287
Uniform Mortgage-Backed Security 4.00% 12/1/2052[13,14]	26,411	24,001
Uniform Mortgage-Backed Security 4.50% 12/1/2052[13,14]	25,900	24,283
Uniform Mortgage-Backed Security 5.50% 12/1/2052[13,14]	144,791	142,579
		4,528,532
Commercial mortgage-backed securities 0.22%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[13]	1,810	1,643
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[13]	240	214
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[13]	480	435
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[13]	310	279
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[8,13]	5,772	5,369
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[13]	2,403	2,061
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[13]	3,772	3,032
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 3/15/2064[8,13]	4,590	3,866
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.2317% 1/15/2052[13]	5,996	5,528
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[13]	3,146	2,507
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,13]	1,844	1,728
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 5/15/2055[8,13]	11,644	10,682
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.001% 9/15/2034[7,8,13]	9,923	9,426
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 4.112% 9/15/2036[7,8,13]	7,624	7,255
The Income Fund of America — Page 37 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 4.362% 9/15/2036[7,8,13]	USD220	$207
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 4.311% 10/15/2036[7,8,13]	11,621	10,919
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.709% 10/15/2036[7,8,13]	9,946	9,177
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 4.867% 4/15/2037[7,8,13]	10,095	9,748
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.082% 6/15/2038[7,8,13]	11,509	10,938
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 4.282% 6/15/2038[7,8,13]	2,027	1,919
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 4.512% 6/15/2038[7,8,13]	1,829	1,714
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 4.262% 11/15/2038[7,8,13]	10,508	10,033
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[13]	1,440	1,333
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[13]	350	318
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 8/10/2046[7,8,13]	668	655
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[13]	550	530
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.558% 11/18/2048[8,13]	437	399
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[8,13]	450	410
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[13]	400	361
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 4.493% 7/15/2038[7,8,13]	4,405	4,237
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.793% 7/15/2038[7,8,13]	4,021	3,823
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 5.113% 7/15/2038[7,8,13]	4,200	3,984
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.663% 7/15/2038[7,8,13]	1,842	1,746
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 4.107% 8/15/2024[7,8,13]	2,633	2,591
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 4.764% 8/15/2024[7,8,13]	1,362	1,337
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 4.80% 8/15/2024[7,8,13]	879	864
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 4.983% 8/15/2024[7,8,13]	2,032	1,967
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[13]	940	853
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[13]	240	220
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[13]	6,571	5,257
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[13]	7,735	7,526
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[13]	1,510	1,391
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[13]	560	504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,13]	3,928	3,361
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,13]	1,735	1,432
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,8,13]	1,569	1,256
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[7,13]	4,858	3,916
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[8,13]	4,810	4,420
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 4.462% 10/15/2038[7,8,13]	5,935	5,668
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.812% 10/15/2038[7,8,13]	2,856	2,664
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,13]	15,628	13,175
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 4.213% 4/15/2026[7,8,13]	6,365	6,109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[13]	4,811	4,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[13]	960	903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[13]	580	537
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[13]	1,550	1,441
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.595% 3/15/2049[8,13]	446	399
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,13]	5,645	4,405
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 4.143% 11/15/2038[7,8,13]	9,616	9,144
The Income Fund of America — Page 38 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.376% 1/15/2039[7,8,13]	USD19,555	$18,572
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.083% 5/15/2048[8,13]	470	426
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[13]	5,605	5,273
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[13]	185	168
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[13]	6,015	5,564
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[13]	2,405	2,034
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[13]	500	456
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[13]	480	437
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.289% 11/15/2027[7,8,13]	13,994	13,893
		259,289
Collateralized mortgage-backed obligations (privately originated) 0.11%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,13]	3,267	2,783
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,13]	403	367
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.186% 7/25/2029[7,8,13]	2,118	2,116
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,13]	2,258	2,036
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,13]	1,461	1,381
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,10,13]	6,300	5,499
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[7,8,13]	700	678
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,13]	1,214	1,167
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,13]	500	456
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,13]	2,922	2,405
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.747% 10/25/2041[7,8,13]	336	331
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[13]	1,739	1,018
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.051% 6/25/2047[8,13]	982	822
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,13]	10,711	9,505
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[7,8,13]	5,884	5,093
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[13]	298	278
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,13]	5,779	6,116
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,13]	6,282	6,292
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,13]	1,938	1,968
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,13]	2,184	2,120
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,13]	6,967	5,389
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,13]	6,518	5,042
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,13]	6,765	5,232
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,13]	2,954	2,284
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,13]	7,454	5,765
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.147% 9/25/2042[7,8,13]	2,223	2,204
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,13]	6,464	5,509
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,13]	1,295	1,005
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.152% 5/25/2036[8,13]	1,347	1,222
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,13]	627	552
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,13]	1,160	1,078
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 4.436% 11/25/2055[7,8,13]	6,060	5,848
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,13]	5,600	4,304
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,13]	2,750	2,476
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,13]	206	189
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.431% 5/25/2036[8,13]	USD1,165	$805
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[2,7]	10,004	8,417
VM Fund I, LLC 8.625% 1/15/2028[2,7]	16,924	16,670
		126,422
Total mortgage-backed obligations		4,914,243
U.S. Treasury bonds & notes 2.52% U.S. Treasury 2.08%
U.S. Treasury 2.375% 1/31/2023	10,000	9,957
U.S. Treasury 2.75% 4/30/2023	10,000	9,924
U.S. Treasury 2.75% 7/31/2023	16,300	16,097
U.S. Treasury 6.25% 8/15/2023	7,100	7,193
U.S. Treasury 0.125% 8/31/2023	1,890	1,820
U.S. Treasury 0.25% 3/15/2024	14,000	13,188
U.S. Treasury 3.25% 8/31/2024	153,693	150,224
U.S. Treasury 0.25% 8/31/2025	32,594	28,998
U.S. Treasury 4.25% 10/15/2025[15]	278,690	277,266
U.S. Treasury 0.875% 9/30/2026	5,558	4,869
U.S. Treasury 1.125% 10/31/2026	1,963	1,733
U.S. Treasury 1.625% 11/30/2026	20,000	18,001
U.S. Treasury 2.75% 4/30/2027	1,000	938
U.S. Treasury 0.50% 8/31/2027	10,000	8,377
U.S. Treasury 4.125% 10/31/2027	507,978	505,575
U.S. Treasury 1.50% 11/30/2028	10,000	8,545
U.S. Treasury 3.875% 9/30/2029	166,510	163,670
U.S. Treasury 1.50% 2/15/2030	31,651	26,545
U.S. Treasury 1.625% 5/15/2031	31,156	25,788
U.S. Treasury 2.75% 8/15/2032[15]	436,582	391,176
U.S. Treasury 1.375% 11/15/2040[15]	149,316	92,587
U.S. Treasury 1.75% 8/15/2041	17,045	11,161
U.S. Treasury 2.00% 11/15/2041	11,924	8,159
U.S. Treasury 2.375% 2/15/2042	72,717	53,254
U.S. Treasury 3.375% 8/15/2042	28,140	24,341
U.S. Treasury 2.875% 11/15/2046	27,970	21,621
U.S. Treasury 2.875% 5/15/2049	25,000	19,568
U.S. Treasury 2.00% 2/15/2050	20,000	12,796
U.S. Treasury 2.375% 5/15/2051	2,224	1,548
U.S. Treasury 2.00% 8/15/2051	1,710	1,083
U.S. Treasury 2.875% 5/15/2052[15]	610,483	475,955
U.S. Treasury 3.00% 8/15/2052	12,902	10,372
		2,402,329
U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[16]	76,160	74,969
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[16]	40,367	39,547
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[16]	14,292	13,936
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[16]	57,719	56,050
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]	43,766	42,290
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[16]	21,843	20,958
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	46,023	44,509
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	6,164	5,899
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[16]	69,879	65,988
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]	32,516	30,634
The Income Fund of America — Page 40 of 53

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[16]	USD70,378	$67,112
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[16]	4,921	4,497
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[16]	43,490	38,562
		504,951
Total U.S. Treasury bonds & notes		2,907,280
Asset-backed obligations 1.13%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[7,13]	2,400	2,388
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[7,13]	1,671	1,646
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[7,13]	9,400	9,208
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,13]	3,125	2,902
Aesop Funding, LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,13]	8,500	7,098
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,13]	5,663	5,016
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,13]	1,453	1,299
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2/20/2027[7,13]	4,605	4,121
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,13]	29,959	25,573
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,13]	1,699	1,433
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,13]	551	460
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,13]	5,000	4,139
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,13]	1,681	1,619
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.029% 1/15/2030[7,8,13]	8,761	8,633
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[7,8,13]	6,543	6,404
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[7,13]	3,214	3,183
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[7,13]	1,927	1,895
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[7,13]	1,201	1,140
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[7,13]	6,741	6,510
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,13]	4,290	4,018
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 3.792% 4/15/2026[8,13]	20,000	20,009
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[13]	3,042	2,838
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[13]	3,382	3,065
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[13]	7,972	7,082
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.245% 1/22/2028[7,8,13]	10,245	10,086
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 11/20/2030[7,8,13]	14,610	14,352
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,13]	909	844
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,13]	8,357	6,689
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,13]	1,354	1,012
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[13]	450	445
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[13]	313	282
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[13]	307	271
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[13]	1,363	1,301
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[13]	1,948	1,765
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,13]	12,269	10,307
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,13]	7,485	6,310
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,13]	14,481	11,662
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,13]	2,592	2,248
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[7,8,13]	20,704	20,257
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,13]	24,356	21,442
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,13]	5,955	4,873
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,13]	5,415	4,657
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,13]	576	451
The Income Fund of America — Page 41 of 53

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,13]	USD15,330	$13,162
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,13]	2,894	2,437
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,13]	23,512	22,934
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,13]	19,455	18,242
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 4.192% 4/22/2026[8,13]	9,919	9,912
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,13]	3,626	3,133
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,13]	1,516	1,304
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,13]	9,578	8,301
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,13]	17,197	14,616
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,13]	668	560
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 12/5/2022[7,8,13]	1	1
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/2025[7,13]	818	817
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[7,13]	775	772
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[7,13]	1,008	991
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,13]	883	831
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2/15/2029[7,13]	147	147
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 3.552% 1/15/2037[8,13]	286	262
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 3.562% 2/15/2037[8,13]	510	467
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 3.802% 3/15/2026[8,13]	26,000	25,978
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/2025[13]	1,187	1,183
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 8/15/2025[13]	1,190	1,188
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[13]	12,390	12,185
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[13]	8,053	7,803
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[13]	6,079	5,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[7,13]	4,113	4,087
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[7,13]	2,110	2,075
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[7,13]	1,961	1,894
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[7,13]	1,232	1,176
Drivetime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[7,13]	17,069	17,064
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,13]	671	615
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[7,13]	1,769	1,717
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[7,13]	1,847	1,746
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,13]	1,247	1,148
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.059% 4/15/2028[7,8,13]	20,686	20,386
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,13]	1,671	1,390
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,13]	12,158	11,781
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,13]	3,349	3,219
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,13]	10,200	10,021
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[7,13]	5,138	5,086
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[13]	1,270	1,254
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[7,13]	5,512	5,443
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[7,13]	1,450	1,427
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[13]	5,579	5,275
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[13]	1,786	1,721
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[13]	8,065	7,216
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[13]	3,484	3,370
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,13]	10,100	8,848
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,13]	4,215	3,934
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,13]	6,544	6,545
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[7,13]	10,105	9,978
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[7,13]	USD5,634	$5,481
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,13]	3,650	3,480
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,13]	23,146	21,297
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,13]	4,055	3,559
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,13]	1,585	1,333
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,13]	120	101
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,13]	9,357	8,231
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,13]	17,022	14,921
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,13]	27,341	23,393
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,13]	23,614	20,334
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,13]	2,216	1,865
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 7/22/2024[13]	300	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 7/22/2024[13]	696	692
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 12/20/2024[13]	984	976
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,7,13]	10,370	9,975
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,13]	22,756	20,697
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,13]	3,534	3,219
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,13]	1,744	1,564
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,13]	15,340	14,442
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,13]	19,994	16,896
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,13]	3,369	2,837
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,13]	1,850	1,529
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,13]	14,300	12,231
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,13]	16,000	14,635
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,13]	2,120	2,081
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2029[7,8,13]	4,355	4,316
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[7,8,13]	21,941	21,628
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[7,8,13]	7,868	7,778
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[7,13]	16,100	15,211
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[7,13]	3,039	2,918
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[7,13]	13,019	12,668
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,13]	8,458	7,223
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,13]	11,081	9,153
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,13]	18,630	15,378
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,13]	18,218	15,921
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,13]	9,869	8,595
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,13]	17,286	15,093
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,13]	64,437	54,103
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[7,8,13]	6,996	6,878
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[7,8,13]	874	861
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[7,8,13]	16,863	16,554
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[7,8,13]	8,409	8,010
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[7,8,13]	19,571	19,375
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[7,13]	4,091	3,906
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,13]	431	408
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[13]	4,926	4,440
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[7,13]	1,514	1,509
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[7,13]	1,895	1,872
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.019% 10/15/2030[7,8,13]	18,501	18,190
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[13]	9,550	9,486
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[13]	USD2,757	$2,737
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/2025[13]	3,016	3,001
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[13]	16,462	16,357
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[13]	4,489	4,435
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[13]	7,703	7,469
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[13]	8,984	8,782
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[13]	4,422	4,227
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[13]	2,542	2,461
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[13]	4,938	4,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[13]	4,974	4,758
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[13]	3,708	3,460
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[13]	2,374	2,283
Slam, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,13]	8,248	6,756
Slam, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,13]	1,518	1,232
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,13]	10,128	8,102
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[7,8,13]	11,925	11,740
Sprite, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,13]	17,156	14,477
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,13]	7,991	6,840
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,13]	7,075	6,288
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,13]	7,027	6,061
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 4.25% 10/20/2031[7,8,13]	15,189	15,189
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[7,8,13]	5,706	5,713
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,13]	5,088	4,604
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,13]	4,803	4,152
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,13]	7,038	6,335
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,13]	6,832	5,915
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[7,13]	12,980	10,746
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[7,13]	559	460
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,13]	17,085	14,318
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,13]	7,310	6,235
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,13]	5,766	4,748
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,13]	207	171
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,13]	25,589	21,549
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,13]	13,358	11,179
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,13]	529	438
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[7,13]	10,868	10,822
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[7,13]	3,374	3,271
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[7,13]	6,549	6,096
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[7,13]	5,157	4,978
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[7,13]	6,654	6,255
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,13]	4,413	4,009
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,13]	2,924	2,669
		1,305,647
Municipals 0.30% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	2,170	1,923
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	3,010	2,594
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	785	604
The Income Fund of America — Page 44 of 53

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	USD1,855	$1,295
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	3,915	3,549
		9,965
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	400	316
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	525	396
		712
Illinois 0.24%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	26,288
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	111
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	53,770	45,371
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	9,592
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	19,796
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	109
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	100	99
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	671
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	826
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	308
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	564
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	204
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	97
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	355
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	350	354
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	202
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	94
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	123
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	340
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	169
The Income Fund of America — Page 45 of 53

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	USD350	$219
G.O. Bonds, Series 2019-A, 4.00% 4/1/2023	12,000	11,949
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	3,230	3,110
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	3,881	3,877
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	155,890	145,844
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 3/1/2023	595	597
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,775	3,767
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	4,500	4,500
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	350	359
		280,110
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	4,635	4,129
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	7,675	6,429
		10,558
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,840	24,263
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,765	19,855
Total municipals		345,463
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	7,800	7,431
Abu Dhabi (Emirate of) 3.125% 4/16/2030[7]	7,800	7,008
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	1,700	1,341
Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]	5,350	4,159
European Investment Bank 0.75% 10/26/2026	9,910	8,582
Morocco (Kingdom of) 3.00% 12/15/2032[7]	6,000	4,348
Morocco (Kingdom of) 4.00% 12/15/2050[7]	6,000	3,570
OMERS Finance Trust 3.50% 4/19/2032[7]	7,941	7,073
OMERS Finance Trust 4.00% 4/19/2052[7]	7,941	6,252
Panama (Republic of) 3.298% 1/19/2033	7,940	6,122
Panama (Republic of) 4.50% 1/19/2063	2,065	1,317
Peru (Republic of) 1.862% 12/1/2032	8,550	5,957
Peru (Republic of) 2.78% 12/1/2060	12,800	6,878
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025[7]	3,060	2,921
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[7]	790	694
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[7]	2,310	1,672
Swedish Export Credit Corp. 3.625% 9/3/2024	11,420	11,196
United Mexican States 2.659% 5/24/2031	9,162	7,116
United Mexican States 4.875% 5/19/2033	9,800	8,642
United Mexican States 3.771% 5/24/2061	5,180	3,026
		105,305
Total bonds, notes & other debt instruments (cost: $30,823,416,000)		27,486,903
The Income Fund of America — Page 46 of 53

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Short-term securities 12.11% Money market investments 11.88%	Shares	Value (000)
Capital Group Central Cash Fund 3.18%[6,17]	137,026,905	$13,699,950
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 3.18%[6,17,18]	1,149,629	114,940
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.09%[17,18]	43,724,162	43,724
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.07%[17,18]	43,653,437	43,654
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%[17,18]	34,900,000	34,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.00%[17,18]	16,008,384	16,008
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.87%[17,18]	8,000,000	8,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.88%[17,18]	8,000,000	8,000
		269,226
Total short-term securities (cost: $13,969,605,000)		13,969,176
Total investment securities 102.81% (cost: $101,437,329,000)		118,582,137
Other assets less liabilities (2.81)%		(3,239,950)
Net assets 100.00%		$115,342,187
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 10/31/2022 (000)
30 Day Federal Funds Futures	Long	13,192	December 2022	USD5,289,178	$(1,026)
2 Year U.S. Treasury Note Futures	Long	1,008	December 2022	206,018	(2,358)
5 Year U.S. Treasury Note Futures	Long	14,598	December 2022	1,556,056	(32,531)
10 Year Japanese Government Bond Futures	Short	289	December 2022	(289,146)	(1,241)
10 Year U.S. Treasury Note Futures	Long	3,040	December 2022	336,205	(11,143)
10 Year Ultra U.S. Treasury Note Futures	Short	5,462	December 2022	(633,507)	41,642
20 Year U.S. Treasury Bond Futures	Long	686	December 2022	82,663	(10,908)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,421	December 2022	309,056	(41,394)
					$(58,959)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 10/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	114,843	GBP	101,900	Morgan Stanley	11/7/2022	$(2,038)
The Income Fund of America — Page 47 of 53

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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2022 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 10/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD605,342	$(2,656)	$(712)	$(1,944)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	928,130	7,297	39,926	(32,629)
					$4,641	$39,214	$(34,573)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[19] (000)	Value at 10/31/2022[20] (000)	Upfront premium paid (000)	Unrealized depreciation at 10/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD222,291	$4,192	$8,468	$(4,276)
Investments in affiliates6

	Value of affiliates at 8/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)
Common stocks 1.24%
Health care 0.05%
Rotech Healthcare, Inc.[2,3,4]	$55,404	$—	$—	$—	$2,715	$58,119	$—
Industrials 0.19%
ManpowerGroup, Inc.	213,497	—	—	—	(190)	213,307	—
Utilities 0.91%
Brookfield Infrastructure Partners, LP	1,088,574	66,458	—[5]	—[5]	(105,683)	1,049,349	9,903
Consumer discretionary 0.09%
Domino’s Pizza Group PLC	107,070	—	—	—	(27,507)	79,563	1,199
Puuilo OYJ[1]	27,975	—	—	—	(206)	27,769	814
Lumi Gruppen AS21	3,793	—	1,617	(9,426)	7,250	—	—
						107,332
Total common stocks						1,428,107
Short-term securities 11.98%
Money market investments 11.88%
Capital Group Central Cash Fund 3.18%[17]	13,287,019	3,488,747	3,078,480	(658)	3,322	13,699,950	88,699
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 3.18%[17,18]	179,877		64,937[22]			114,940	—[23]
Total short-term securities						13,814,890
Total 13.22%				$(10,084)	$(120,299)	$15,242,997	$100,615
The Income Fund of America — Page 48 of 53

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Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,6]	11/26/2014	$19,660	$58,119.05%
Ascent Resources - Utica, LLC, Class A2,3	4/25/2016-11/15/2016	56,848	26,452.02
Sberbank of Russia PJSC[2,3]	6/14/2022	83,081	—[5]	.00
Total		$159,589	$84,571.07%
[1]	All or a portion of this security was on loan. The total value of all such securities was $343,055,000, which represented .30% of the net assets of the fund.
[2]	Value determined using significant unobservable inputs.
[3]	Security did not produce income during the last 12 months.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $84,571,000, which represented .07% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,943,103,000, which represented 9.49% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Step bond; coupon rate may change at a later date.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $321,869,000, which represented .28% of the net assets of the fund.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $198,225,000, which represented .17% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 10/31/2022.
[18]	Security purchased with cash collateral from securities on loan.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[21]	Affiliated issuer during the reporting period but no longer held at 10/31/2022.
[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
The Income Fund of America — Page 49 of 53

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,637,302,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $251,850,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $963,542,000.
The Income Fund of America — Page 50 of 53

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
The Income Fund of America — Page 51 of 53

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$11,444,669	$—	$—	$11,444,669
Financials	11,307,496	—	13,720	11,321,216
Health care	10,666,633	—	58,119	10,724,752
Energy	7,954,818	—	26,607	7,981,425
Industrials	7,850,815	—	—	7,850,815
Real estate	6,261,499	—	—	6,261,499
Information technology	5,215,343	—	—	5,215,343
Utilities	5,154,223	—	—	5,154,223
Consumer discretionary	4,822,074	11,938	3,313	4,837,325
Communication services	2,919,098	—	—	2,919,098
Materials	2,546,431	—	—	2,546,431
Preferred securities	359,340	—	2,604	361,944
Rights & warrants	—	3,558	—*	3,558
Convertible stocks	503,183	—	—	503,183
Convertible bonds & notes	—	—	577	577
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	17,881,862	27,103	17,908,965
Mortgage-backed obligations	—	4,889,156	25,087	4,914,243
U.S. Treasury bonds & notes	—	2,907,280	—	2,907,280
Asset-backed obligations	—	1,295,672	9,975	1,305,647
Municipals	—	345,463	—	345,463
Bonds & notes of governments & government agencies outside the U.S.	—	105,305	—	105,305
Short-term securities	13,969,176	—	—	13,969,176
Total	$90,974,798	$27,440,234	$167,105	$118,582,137

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41,642	$—	$—	$41,642
Liabilities:
Unrealized depreciation on futures contracts	(100,601)	—	—	(100,601)
Unrealized depreciation on open forward currency contracts	—	(2,038)	—	(2,038)
Unrealized depreciation on centrally cleared credit default swaps	—	(38,849)	—	(38,849)
Total	$(58,959)	$(40,887)	$—	$(99,846)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 52 of 53

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-006-1222O-S89807	The Income Fund of America — Page 53 of 53